UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7899

Merrill Lynch SmallCap Index Fund
Master SmallCap Index Series - file # 811-7885

Address: P.O. Box 9011
         Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
      SmallCap Index Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/02

Date of reporting period: 01/01/02 - 12/31/02

Item 1 - Is shareholder report attached? - Y

[LOGO] Merrill Lynch Investment Managers

Annual Report
December 31, 2002

Merrill Lynch
Small Cap
Index Fund

Merrill Lynch Index Funds, Inc.

www.mlim.ml.com

                       Merrill Lynch Small Cap Index Fund

Important
Tax Information
(unaudited)

All of the ordinary income distribution paid by Merrill Lynch Small Cap Index Fund to shareholders of record on December 17, 2002, qualifies for the dividends received deduction for corporations.

Please retain this information for your records.

                           Merrill Lynch Small Cap Index Fund, December 31, 2002

DEAR SHAREHOLDER

Fiscal Year in Review

For the year ended December 31, 2002, Merrill Lynch Small Cap Index Fund's Class A and Class D Shares had total returns of -20.61% and -20.75%, respectively, while the Russell 2000 Index posted a total return of -20.48%. (Complete performance information can be found on pages 3 and 4 of this report to shareholders.) In 2002, value outperformed growth with the Russell 2000 Value Index posting a total return of -11.43% compared to a total return of -30.26% for the unmanaged Russell 2000 Growth Index.

Ten of the 12 Russell sectors posted negative returns in 2002, further evidence that the decline over the year was across the whole market, although some sectors negatively affected performance more than others. The technology sector, which entered the bear market in early 2000, continued to contribute to the decline in 2002, with technology posting the worst return for the year at -46.54%. Sectors most resilient to the market decline were financial services at +2.11% and integrated oils at +1.04%.

The first quarter of 2002 was quiet and uneventful relative to the rest of the year. Extreme market volatility took a turn for the worse in the second quarter. The excessive volatility was mainly a result of the successive failure of high-profile companies and increased concerns about accounting standards. Although U.S. markets experienced three weeks of consecutive gains in August, the markets lost ground for the next five following weeks and closed with negative returns for the third quarter. A significant rebound was seen among large cap stocks in the fourth quarter with the Standard & Poor's 500 (S&P 500) Index closing up 64.54 points at 879.82, with a total return of +8.44% for the fourth quarter of 2002. The Russell 2000 Index also reached positive territory, returning +6.16% in the fourth quarter. Better-than-estimated corporate earnings reports and the belief that corporate earnings had bottomed spurned an improvement in market conditions. The impressive fourth-quarter rally can also be partially attributed to the promise of fiscal stimulus from the Federal Reserve Board's lowering of interest rates late in 2002.

After cutting interest rates 11 consecutive times in 2001, the Federal Reserve Board left interest rates unchanged at 1.75% until the fourth quarter of 2002. At the November 6, 2002 Federal Open Market Committee meeting, the Federal Reserve Board decided to lower its target rate by an unexpected 50 basis points (.50%) to 1.25%. Economic data indicated that greater uncertainty, in part attributable to heightened geopolitical risks, was inhibiting spending, production and employment. In November 2002, the Governing Council of the European Central Bank declined to match the half-point interest rate reduction by the Federal Reserve Board and left its rate unchanged at 3.25%. However, at its December 5 meeting, the European Central Bank cut interest rates by 50 basis points to 2.75%, reflecting the persistently high degree of uncertainty. Over time, the current accommodative stance of monetary policy, coupled with still robust underlying growth in productivity, should be sufficient to foster an improving business climate. However, considerable uncertainty persists about the extent and timing of the expected pickup in production and employment, owing in part to the emergence of heightened geopolitical risks.

With the worst returns of the year in September 2002, and the S&P 500 Index at -10.87% for the month, the fourth quarter of 2002 brought the positive returns that investors were hoping for, but they did not come without volatility. October and November were significantly positive months, but December again gave way to negative returns. Looking forward to 2003, investor confidence remains shaken with the possibility of a military confrontation with Iraq, unanticipated high unemployment and disappointing holiday sales. Consumer confidence unexpectedly fell in December for the sixth time in seven months as unemployment threatened to undermine spending and U.S. economic growth early next year.

At December 31, 2002, Merrill Lynch Small Cap Index Fund had net assets of $65.3 million, compared to $80.8 million as of December 31, 2001.

The investment objective of the Fund is to seek to replicate the return of the Russell 2000 Index before expenses. The Fund seeks to achieve its investment by investing all of its assets in Master Small Cap Index Series. The Series is an underlying equity portfolio in which most of the Series' assets are placed. In addition, the Series maintains a long position in Russell 2000 futures contracts that are used as a mechanism to invest daily cash inflows. The Series uses futures as a way to maintain liquidity should the need arise in the event of Fund redemptions. At December 31, 2002, the Series had an equity portfolio valued at $173 million, which represented approximately 95% of the Series' net assets. In addition, the Series held a long position in the Russell 2000 March 2003 futures contracts. Through its holdings of equities and futures contracts, our goal is to be 100% invested in the Russell 2000 Index at all times.

In Conclusion

We thank you for your investment in Merrill Lynch Small Cap Index Fund, and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director/Trustee

February 3, 2003

PERFORMANCE DATA

About Fund
Performance

Investors are able to purchase shares of the Fund, which offers two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator and the Series' Investment Adviser voluntarily waived a portion of their administrative and management fees, respectively. Without such waivers, the Fund's performance would have been lower.


                                     2 & 3

                           Merrill Lynch Small Cap Index Fund, December 31, 2002

PERFORMANCE DATA (concluded)

Recent
Performance
Results

============================================================================================
                                                 6-Month        12-Month     Since Inception
As of December 31, 2002                       Total Return    Total Return    Total Return
============================================================================================
ML Small Cap Index Fund Class A Shares*         - 16.60%        - 20.61%        +17.31%
--------------------------------------------------------------------------------------------
ML Small Cap Index Fund Class D Shares*         - 16.57         - 20.75         +15.77
--------------------------------------------------------------------------------------------
Russell 2000 Index**                            - 16.56         - 20.48         +20.17
============================================================================================

* Total investment returns are based on changes in net asset value for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/09/97.
** This unmanaged Index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors. Since inception total return is from 4/30/97.

Total Return Based on a $10,000 Investment--Class A & Class D Shares

A line graph depicting the growth of an investment in the Fund's Class A Shares and Class D Shares compared to growth of an investment in the Russell 2000 Index. Values are from April 9, 1997 to December 2002.

                               4/09/97**       12/97          12/98          12/99           12/00          12/01             12/02
ML Small Cap Index
Fund+--Class A Shares*         $10,000         $12,704        $12,305        $14,863         $14,505        $14,778         $11,732
ML Small Cap Index
Fund+--Class D Shares*         $10,000         $12,687        $12,254        $14,760         $14,382        $14,608         $11,577

                               4/30/97**       12/97          12/98          12/99           12/00          12/01             12/02
Russell 2000 Index++           $10,000         $12,868        $12,540        $15,206         $14,747        $15,114         $12,018

* Assuming transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ The Fund invests all of its assets in Master Small Cap Index Series of Quantitative Master Series Trust. The Trust may invest in a statistically selected sample of the stocks included in the Russell 2000 Index and other types of financial instruments.
++ This unmanaged index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors.
      The starting date for the Index in the graph is from 4/30/97.
      Past performance is not predictive of future performance.

Average Annual
Total Return

                                                                        % Return
================================================================================
Class A Shares
================================================================================
One Year Ended 12/31/02                                                 - 20.61%
--------------------------------------------------------------------------------
Five Years Ended 12/31/02                                               -  1.58
--------------------------------------------------------------------------------
Inception (4/09/97) through 12/31/02                                    +  2.83
--------------------------------------------------------------------------------

                                                                        % Return
================================================================================
Class D Shares
================================================================================
One Year Ended 12/31/02                                                 - 20.75%
--------------------------------------------------------------------------------
Five Years Ended 12/31/02                                               -  1.81
--------------------------------------------------------------------------------
Inception (4/09/97) through 12/31/02                                    +  2.59
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
SMALL CAP
INDEX FUND        As of December 31, 2002
===================================================================================================================================
Assets:           Investment in Master Small Cap Index Series, at value (identified cost--$81,365,766)                 $ 65,273,772
                  Prepaid registration fees and other assets .........................................                       25,125
                                                                                                                       ------------
                  Total assets .......................................................................                   65,298,897
                                                                                                                       ------------
===================================================================================================================================
Liabilities:      Payables:
                    Administrator ....................................................................   $    10,129
                    Distributor ......................................................................         7,680         17,809
                                                                                                         -----------
                  Accrued expenses and other liabilities .............................................                       35,489
                                                                                                                       ------------
                  Total liabilities ..................................................................                       53,298
                                                                                                                       ------------
===================================================================================================================================
Net Assets:       Net assets .........................................................................                 $ 65,245,599
                                                                                                                       ============
===================================================================================================================================
Net Assets        Class A Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized ....                 $        373
Consist of:       Class D Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized ....                          414
                  Paid-in capital in excess of par ...................................................                   89,279,245
                  Undistributed investment income--net ...............................................   $    14,788
                  Accumulated realized capital losses on investments from the Series--net ............    (7,957,227)
                  Unrealized depreciation on investments from the Series--net ........................   (16,091,994)
                                                                                                         -----------
                  Total accumulated losses--net ......................................................                  (24,034,433)
                                                                                                                       ------------
                  Net assets .........................................................................                 $ 65,245,599
                                                                                                                       ============
===================================================================================================================================
Net Asset         Class A--Based on net assets of $30,938,292 and 3,734,980 shares outstanding .......                 $       8.28
Value:                                                                                                                 ============
                  Class D--Based on net assets of $34,307,307 and 4,140,487 shares outstanding .......                 $       8.29
                                                                                                                       ============
===================================================================================================================================

      See Notes to Financial Statements.


                                     4 & 5

                           Merrill Lynch Small Cap Index Fund, December 31, 2002

STATEMENT OF OPERATIONS

MERRILL LYNCH
SMALL CAP
INDEX FUND               For the Year Ended December 31, 2002
===================================================================================================================================
Investment Income        Net investment income allocated from the Series:
From the Series:         Dividends (net of $408 foreign withholding tax) ............................                  $    935,222
                         Interest ...................................................................                        51,337
                         Securities lending--net ....................................................                        13,371
                         Expenses (net of $47,315 expense reimbursement) ............................                       (60,696)
                                                                                                                       ------------
                         Net investment income from the Series ......................................                       939,234
                                                                                                                       ------------
===================================================================================================================================
Expenses:                Administration fees ........................................................  $    219,948
                         Account maintenance fees--Class D ..........................................       100,058
                         Printing and shareholder reports ...........................................        64,557
                         Transfer agent fees ........................................................        43,790
                         Registration fees ..........................................................        23,109
                         Professional fees ..........................................................        18,355
                         Directors' fees and expenses ...............................................         1,394
                         Other ......................................................................         6,970
                                                                                                       ------------
                         Total expenses before reimbursement ........................................       478,181
                         Reimbursement of expenses ..................................................       (59,602)
                                                                                                       ------------
                         Total expenses after reimbursement .........................................                       418,579
                                                                                                                       ------------
                         Investment income--net .....................................................                       520,655
                                                                                                                       ------------
===================================================================================================================================
Realized &               Realized loss on investments from the Series--net ..........................                    (4,827,332)
Unrealized Loss          Change in unrealized depreciation on investments from the Series--net ......                   (13,639,196)
From the                                                                                                               ------------
Series--Net:             Total realized and unrealized losses on investments from the Series--net ...                   (18,466,528)
                                                                                                                       ------------
                         Net Decrease in Net Assets Resulting from Operations .......................                  $(17,945,873)
                                                                                                                       ============
===================================================================================================================================

      See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                               For the Year
MERRILL LYNCH                                                                                               Ended December 31,
SMALL CAP                                                                                              ---------------------------
INDEX FUND               Increase (Decrease) in Net Assets:                                                 2002           2001
==================================================================================================================================
Operations:              Investment income--net .....................................................  $    520,655    $    777,712
                         Realized loss on investments from the Series--net ..........................    (4,827,332)     (1,479,768)
                         Change in unrealized appreciation/depreciation on investments
                         from the Series--net .......................................................   (13,639,196)      2,436,600
                                                                                                       ------------    ------------
                         Net increase (decrease) in net assets resulting from operations ............   (17,945,873)      1,734,544
                                                                                                       ------------    ------------
==================================================================================================================================
Dividends to             Investment income--net:
Shareholders:              Class A ..................................................................      (302,173)       (396,508)
                           Class D ..................................................................      (230,528)       (349,787)
                                                                                                       ------------    ------------
                         Net decrease in net assets resulting from dividends to shareholders ........      (532,701)       (746,295)
                                                                                                       ------------    ------------
==================================================================================================================================
Capital Share            Net increase (decrease) in net assets derived from capital
Transactions:            share transactions .........................................................     2,902,479     (19,766,482)
                                                                                                       ------------    ------------
==================================================================================================================================
Net Assets:              Total decrease in net assets ...............................................   (15,576,095)    (18,778,233)
                         Beginning of year ..........................................................    80,821,694      99,599,927
                                                                                                       ------------    ------------
                         End of year* ...............................................................  $ 65,245,599    $ 80,821,694
                                                                                                       ============    ============
==================================================================================================================================
                        *Undistributed investment income--net .......................................  $     14,788    $     26,502
                                                                                                       ============    ============
==================================================================================================================================

      See Notes to Financial Statements.


                                     6 & 7

                           Merrill Lynch Small Cap Index Fund, December 31, 2002

FINANCIAL HIGHLIGHTS

                                                                                                   Class A
                    The following per share data and ratios have been    ---------------------------------------------------------
                    derived from information provided in the financial                         For the Year Ended
MERRILL LYNCH       statements.                                                                   December 31,
SMALL CAP                                                                ---------------------------------------------------------
INDEX FUND          Increase (Decrease) in Net Asset Value:                 2002         2001         2000       1999       1998
==================================================================================================================================
Per Share           Net asset value, beginning of year ................  $  10.53     $  10.45      $  11.78   $  10.27   $  12.28
Operating                                                                --------     --------      --------   --------   --------
Performance:        Investment income--net ............................       .08++++      .10++++       .16        .15        .13
                    Realized and unrealized gain (loss) on investments
                    from the Series--net ..............................     (2.25)         .10          (.43)      1.94       (.59)
                                                                         --------     --------      --------   --------   --------
                    Total from investment operations ..................     (2.17)         .20          (.27)      2.09       (.46)
                                                                         --------     --------      --------   --------   --------
                    Less dividends and distributions:
                      Investment income--net ..........................      (.08)        (.12)         (.17)      (.14)      (.13)
                      In excess of investment income--net .............        --           --            --++       --       (.01)
                      Realized gain on investments from the Series--net        --           --          (.76)      (.44)     (1.41)
                      In excess of realized gain on investments from
                      the Series--net .................................        --           --          (.13)        --         --
                                                                         --------     --------      --------   --------   --------
                    Total dividends and distributions .................      (.08)        (.12)        (1.06)      (.58)     (1.55)
                                                                         --------     --------      --------   --------   --------
                    Net asset value, end of year ......................  $   8.28     $  10.53      $  10.45   $  11.78   $  10.27
                                                                         ========     ========      ========   ========   ========
==================================================================================================================================
Total Investment    Based on net asset value per share ................    (20.61%)       1.88%        (2.41%)    20.79%     (3.14%)
Return:                                                                  ========     ========      ========   ========   ========
==================================================================================================================================
Ratios to Average   Expenses, net of reimbursement+ ...................       .50%         .50%          .49%       .50%       .50%
Net Assets:                                                              ========     ========      ========   ========   ========
                    Expenses+ .........................................       .64%         .63%          .60%       .61%       .84%
                                                                         ========     ========      ========   ========   ========
                    Investment income--net ............................       .82%        1.02%         1.51%      1.50%      1.14%
                                                                         ========     ========      ========   ========   ========
==================================================================================================================================
Supplemental        Net assets, end of year (in thousands) ............  $ 30,938     $ 36,317      $ 35,544   $ 30,911   $ 18,122
Data:                                                                    ========     ========      ========   ========   ========
==================================================================================================================================

                                                                                                   Class D
                    The following per share data and ratios have been    ---------------------------------------------------------
                    derived from information provided in the financial                        For the Year Ended
                    statements.                                                                  December 31,
                                                                         ---------------------------------------------------------
                    Increase (Decrease) in Net Asset Value:                 2002         2001        2000        1999       1998
==================================================================================================================================
Per Share           Net asset value, beginning of year ................  $  10.53     $  10.45     $  11.77    $  10.27   $  12.28
Operating                                                                --------     --------     --------    --------   --------
Performance:        Investment income--net ............................       .05++++      .08++++      .14         .12        .11
                    Realized and unrealized gain (loss) on investments
                    from the Series--net ..............................     (2.23)         .08         (.43)       1.94       (.60)
                                                                         --------     --------     --------    --------   --------
                    Total from investment operations ..................     (2.18)         .16         (.29)       2.06       (.49)
                                                                         --------     --------     --------    --------   --------
                    Less dividends and distributions:
                      Investment income--net ..........................      (.06)        (.08)        (.14)       (.12)      (.11)
                      In excess of investment income--net .............        --           --           --++        --         --++
                      Realized gain on investments from the Series--net        --           --         (.76)       (.44)     (1.41)
                      In excess of realized gain on investments from
                      the Series--net .................................        --           --         (.13)         --         --
                                                                         --------     --------     --------    --------   --------
                    Total dividends and distributions .................      (.06)        (.08)       (1.03)       (.56)     (1.52)
                                                                         --------     --------     --------    --------   --------
                    Net asset value, end of year ......................  $   8.29     $  10.53     $  10.45    $  11.77   $  10.27
                                                                         ========     ========     ========    ========   ========
==================================================================================================================================
Total Investment    Based on net asset value per share ................    (20.75%)       1.57%       (2.56%)     20.45%     (3.41%)
Return:                                                                  ========     ========     ========    ========   ========
==================================================================================================================================
Ratios to Average   Expenses, net of reimbursement+ ...................       .75%         .75%         .74%        .74%       .75%
Net Assets:                                                              ========     ========     ========    ========   ========
                    Expenses+ .........................................       .89%         .88%         .85%        .86%      1.09%
                                                                         ========     ========     ========    ========   ========
                    Investment income--net ............................       .56%         .78%        1.26%       1.24%       .88%
                                                                         ========     ========     ========    ========   ========
==================================================================================================================================
Supplemental        Net assets, end of year (in thousands) ............  $ 34,308     $ 44,505     $ 64,056    $ 45,640   $ 30,941
Data:                                                                    ========     ========     ========    ========   ========
==================================================================================================================================

+     Includes the Fund's share of the Series' allocated expenses.
++    Amount is less than $.01 per share.
++++  Based on average shares outstanding.

      See Notes to Financial Statements.


                                      8 & 9

                           Merrill Lynch Small Cap Index Fund, December 31, 2002

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
SMALL CAP
INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch Small Cap Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the "Series") of Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The percentage of the Series owned by the Fund at December 31, 2002 was 35.9%. The Fund offers two classes of shares, Class A and Class D. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Series are accounted for on a trade date basis.

(g) Reclassification -- Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. There were no significant reclassifications in the current year.

2. Transactions with Affiliates:

The Corporation has entered into an Administration Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .29% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the year ended December 31, 2002, MLIM earned fees of $219,948, of which $59,602 were waived.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Series for the year ended December 31, 2002 were $22,473,486 and $20,522,966, respectively.

4. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions were $2,902,479 and $(19,766,482) for the years ended December 31, 2002 and December 31, 2001, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended December 31, 2002                             Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................         2,701,708       $ 27,194,327
Shares issued to shareholders in
reinvestment of dividends ................            34,007            284,695
                                                ------------       ------------
Total issued .............................         2,735,715         27,479,022
Shares redeemed ..........................        (2,449,219)       (23,979,176)
                                                ------------       ------------
Net increase .............................           286,496       $  3,499,846
                                                ============       ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended December 31, 2001                             Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................         1,569,892       $ 16,038,334
Shares issued to shareholders in
reinvestment of dividends ................            34,174            357,460
                                                ------------       ------------
Total issued .............................         1,604,066         16,395,794
Shares redeemed ..........................        (1,555,974)       (15,760,933)
                                                ------------       ------------
Net increase .............................            48,092       $    634,861
                                                ============       ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended December 31, 2002                            Shares              Amount
-------------------------------------------------------------------------------
Shares sold ..............................         1,018,062       $  9,600,650
Shares issued to shareholders in
reinvestment of dividends ................            23,320            196,130
                                                ------------       ------------
Total issued .............................         1,041,382          9,796,780
Shares redeemed ..........................        (1,127,427)       (10,394,147)
                                                ------------       ------------
Net decrease .............................           (86,045)      $   (597,367)
                                                ============       ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended December 31, 2001                             Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................         1,349,324       $ 13,863,729
Shares issued to shareholders in
reinvestment of dividends ................            28,578            298,930
                                                  ----------       ------------
Total issued .............................         1,377,902         14,162,659
Shares redeemed ..........................        (3,283,262)       (34,564,002)
                                                  ----------       ------------
Net decrease .............................        (1,905,360)      $(20,401,343)
                                                  ==========       ============
-------------------------------------------------------------------------------

5. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended December 31, 2002 and December 31, 2001 was as follows:

-------------------------------------------------------------------------------
                                                     12/31/2002      12/31/2001
-------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ..........................          $532,701        $746,295
                                                      --------        --------
Total taxable distributions ................          $532,701        $746,295
                                                      ========        ========
-------------------------------------------------------------------------------

As of December 31, 2002, the components of accumulated losses on a tax basis were as follows:

-----------------------------------------------------------------------------
Undistributed ordinary income--net ......................        $     14,788
Undistributed long-term capital gains--net ..............                  --
                                                                 ------------
Total undistributed earnings--net .......................              14,788
Capital loss carryforward ...............................          (6,541,438)*
Unrealized losses--net ..................................         (17,507,783)**
                                                                 ------------
Total accumulated losses--net ...........................        $(24,034,433)
                                                                 ============
-----------------------------------------------------------------------------

* On December 31, 2002, the Fund had a net capital loss carryforward of $6,541,438, of which $2,556,308 expires in 2009 and $3,985,130 expires in
      2010. This amount will be available to offset like amounts of any future taxable gains.
** The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the deferral of post-October capital losses for tax purposes.


                                    10 & 11

                           Merrill Lynch Small Cap Index Fund, December 31, 2002

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Merrill Lynch Small Cap Index Fund
(One of the series constituting
Merrill Lynch Index Funds, Inc.):

We have audited the accompanying statement of assets and liabilities of Merrill Lynch Small Cap Index Fund (one of the series constituting Merrill Lynch Index Funds, Inc.) as of December 31, 2002, the related statements of operations for the year then ended, changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Small Cap Index Fund of the Merrill Lynch Index Funds, Inc. as of December 31, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 20, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

                      Master Small Cap Index Series
                      ------------------------------------------------------------------------------
                                                                            Shares
                      Issue                                                  Held             Value
====================================================================================================
Common              + 1-800 CONTACTS, INC.                                   2,200          $ 60,654
Stocks              + 1-800-FLOWERS.COM, Inc.                                2,824            17,650
                      1st Source Corporation                                 5,140            86,095
                    + 3D Systems Corporation                                 2,989            23,314
                    + 3TEC Energy Corporation                                3,221            45,706
                    + 4Kids Entertainment, Inc.                              2,563            56,591
                    + 7-Eleven, Inc.                                         6,779            50,842
                    + II-VI Incorporated                                     2,286            36,713
                    + @Road, Inc.                                            4,400            18,172
                    + A.C. Moore Arts & Crafts, Inc.                         4,100            52,111
                    + A.M. Castle & Company                                  3,700            16,835
                      A.O. Smith Corporation                                 4,881           131,836
                      A. Schulman, Inc.                                      9,706           180,629
                      AAR Corp.                                              7,668            39,490
                      ABC Bancorp                                            4,300            55,685
                    + ABIOMED, Inc.                                          7,064            25,713
                      ABM Industries, Inc.                                  10,770           166,935
                    + ACT Manufacturing, Inc.                                2,541                 4
                    + ADE Corporation                                        5,917            35,324
                    + ADVO Systems, Inc.                                     5,290           173,671
                    + AEP Industries Inc.                                      500             6,535
                    + AFC Enterprises, Inc.                                  4,900           102,949
                      AGL Resources Inc.                                    16,385           398,156
                    + ALARIS Medical, Inc.                                   4,000            24,400
                    + AMC Entertainment Inc.                                 7,200            63,720
                      AMCOL International Corporation                        4,473            25,943
                      AMCORE Financial, Inc.                                 6,218           134,931
                    + AMERIGROUP Corporation                                 3,200            96,992
                      AMETEK, Inc.                                           9,878           380,204
                    + ANADIGICS, Inc.                                       10,322            26,631
                    + ANC Rental Corporation                                 8,374               419
                    + ANSYS, Inc.                                            4,916            99,303
                    + APAC Customer Services Inc.                            7,538            17,639
                    + ARIAD Pharmaceuticals, Inc.                            8,419            20,206
                    + ATMI, Inc.                                             7,757           143,660
                    + AVANIR Pharmaceuticals (Class A)                       7,700             7,700
                    + AXT, Inc.                                              5,456             9,821
                    + aaiPharma Inc.                                         4,000            56,080
                    + Aaon, Inc.                                             1,700            31,331
                      Aaron Rents, Inc.                                      4,708           103,011
                    + Abgenix, Inc.                                         21,300           156,981
                    + Acacia Research--Acacia Technologies                   4,331            10,438
                    + Acacia Research--CombiMatrix                           2,418             8,800
                      Acadia Realty Trust                                    6,701            49,721
                    + Acclaim Entertainment Inc.                            26,761            17,662
                    + Acme Communications, Inc.                              1,200             9,564
                    + Actel Corp.                                            6,816           110,556
                    + Acterna Corporation                                    7,800             1,248
                      Action Performance Companies, Inc.                     4,900            93,100
                    + Active Power, Inc.                                    13,800            24,564
                    + Actuant Corporation (Class A)                          2,200           102,190
                    + Actuate Corporation                                   12,799            22,654
                      Acuity Brands, Inc.                                   11,160           151,106
                    + Adelphia Business Solutions, Inc.                      6,225               143
                    + Administaff, Inc.                                      7,361            44,166
                    + Adolor Corporation                                     8,600           117,992
                    + Adtran, Inc.                                           6,400           210,560
                    + Advanced Digital Information
                        Corporation                                         19,634           131,744
                    + Advanced Energy Industries, Inc.                       5,212            66,297
                      Advanced Marketing Services, Inc.                      4,981            73,221
                    + Advanced Neuromodulation Systems, Inc.                 3,200           112,320
                    + Advanced Power Technology, Inc.                          500             1,625
                    + Advanced Tissue Sciences, Inc.                        16,190               664
                      Advanta Corp. (Class B)                                5,000            46,950
                    + The Advisory Board Company                             2,200            65,780
                    + Aeroflex Incorporated                                 16,412           113,243
                    + Aeropostale, Inc.                                      2,900            30,653
                    + Aether Systems, Inc.                                  14,400            54,144
                    + Aftermarket Technology Corp.                           3,400            49,300
                    + Agile Software Corporation                            11,002            85,155
                      Airborne, Inc.                                        12,601           186,873
                    + Airgas, Inc.                                          15,513           267,599
                    + AirGate PCS, Inc.                                      7,117             4,413
                    + AirTran Holdings, Inc.                                15,220            59,358
                    + Akamai Technologies, Inc.                             35,500            61,415


                                     12 & 13

                           Merrill Lynch Small Cap Index Fund, December 31, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                      Master Small Cap Index Series (continued)
                      ------------------------------------------------------------------------------
                                                                            Shares
                      Issue                                                  Held             Value
====================================================================================================
Common              + Aksys, Ltd.                                            5,700          $ 30,210
Stocks                Alabama National BanCorporation                        2,421           105,314
(continued)           Alamo Group Inc.                                         500             6,125
                    + Alamosa Holdings, Inc.                                18,725             9,737
                    + Alaska Air Group, Inc.                                 6,099           132,043
                    + Alaska Communications Systems
                        Holdings, Inc.                                       5,123             9,426
                      Albany International Corp. (Class A)                   5,826           120,365
                    + Albany Molecular Research, Inc.                        6,587            97,428
                    + Alderwoods Group, Inc.                                 9,400            44,453
                      Alexander & Baldwin, Inc.                             12,292           317,011
                    + Alexander's, Inc.                                        367            23,690
                      Alexandria Real Estate Equities, Inc.                  4,856           206,866
                    + Alexion Pharmaceuticals, Inc.                          6,180            87,262
                      Alfa Corporation                                      10,240           122,993
                      Alico, Inc.                                              900            23,940
                    + Align Technology, Inc.                                 6,400            17,670
                    + Alkermes, Inc.                                        14,600            91,542
                    + Allegiance Telecom, Inc.                              21,900            14,673
                      Allegiant Bancorp, Inc.                                2,400            43,750
                    + Allen Telecom Inc.                                     7,984            75,608
                    + Alliance Gaming Corporation                           12,800           217,984
                    + Alliance Imaging, Inc.                                 2,200            11,660
                    + Alliance Semiconductor Corporation                     9,241            36,317
                    + Allos Therapeutics Inc.                                5,300            39,856
                    + Alloy, Inc.                                            8,067            88,334
                    + Allscripts Healthcare Solutions, Inc.                  6,741            16,111
                      Alpharma, Inc. (Class A)                               7,525            89,623
                    + Altiris, Inc.                                          2,200            35,024
                    + Ambassadors Group, Inc.                                  500             6,471
                    + Amerco                                                 4,641            20,513
                      American Capital Strategies, Ltd.                     12,689           273,956
                      American Financial Holdings, Inc.                      7,154           213,762
                    + American Healthways, Inc.                              3,750            65,625
                      American Home Mortgage Holdings, Inc.                  1,100            12,100
                    + American Italian Pasta Company (Class A)               4,434           159,535
                    + American Management Systems,
                        Incorporated                                        11,095           133,029
                    + American Medical Security Group, Inc.                  2,500            34,950
                    + American Medical Systems Holdings, Inc.                6,500           105,365
                      American National Bankshares Inc.                      2,100            54,600
                    + American Pharmaceutical Partners, Inc.                 3,300            58,740
                    + American Physicians Capital, Inc.                      2,671            50,242
                      American States Water Company                          3,585            82,993
                    + American Superconductor Corporation                    8,962            26,976
                    + American Tower Corporation (Class A)                  44,600           157,438
                      American Woodmark Corporation                          1,600            76,000
                    + AmeriPath, Inc.                                        8,701           187,072
                    + Ameristar Casinos, Inc.                                4,100            57,810
                    + Ameritrade Holding Corporation                        43,900           248,474
                      Ameron International Corporation                         800            44,120
                      Amli Residential Properties Trust                      4,840           102,995
                    + AmSurg Corp.                                           6,300           128,709
                    + Amylin Pharmaceuticals, Inc.                          17,925           289,310
                      Analogic Corporation                                   2,272           114,254
                    + Anaren Microwave, Inc.                                 6,522            57,394
                      Anchor Bancorp, Inc.                                   6,437           133,568
                      Angelica Corporation                                   1,800            37,170
                    + Anixter International Inc.                             9,072           210,924
                    + AnnTaylor Stores Corporation                          11,941           243,835
                    + AnswerThink Consulting Group, Inc.                    12,179            30,448
                    + Anteon International Corporation                       3,900            93,600
                      Anthracite Capital, Inc.                              13,300           144,970
                    + Antigenics Inc.                                        7,713            78,981
                      Anworth Mortgage Asset Corporation                     8,000           100,560
                      Apex Mortgage Capital, Inc.                           11,000            71,940
                    + Aphton Corporation                                     3,524            13,708
                      Apogee Enterprises, Inc.                               9,800            87,720
                    + Applera Corporation--Celera
                        Genomics Group                                      18,500           176,675
                    + Applica Incorporated                                   5,896            29,480
                    + Applied Films Corporation                              2,800            55,972
                      Applied Industrial Technologies, Inc.                  6,707           126,762
                    + Applied Molecular Evolution                            3,200             6,560
                    + Apria Healthcare Group Inc.                           11,100           246,864
                    + Arbitron Inc.                                          8,158           273,293
                      Arch Chemicals, Inc.                                   5,456            99,572
                      Arch Coal, Inc.                                       12,100           261,239
                      Arctic Cat Inc.                                        5,743            91,888
                    + Arden Group, Inc. (Class A)                              432            26,145
                    + Arena Pharmaceuticals, Inc.                            5,800            37,758
                      Argonaut Group, Inc.                                   6,166            90,949
                    + Argosy Gaming Company                                  6,225           117,839
                    + Ariba, Inc.                                           73,700           182,776
                    + Arkansas Best Corporation                              6,641           172,540
                    + Armor Holdings, Inc.                                   7,216            99,364
                    + ArQule, Inc.                                           6,211            18,944
                    + Array BioPharma Inc.                                   3,900            21,645
                    + Arris Group Inc.                                      21,000            74,970
                      Arrow Financial Corporation                            1,858            57,171
                      Arrow International, Inc.                              2,654           107,938
                    + Artesyn Technologies, Inc.                            15,467            59,393
                    + ArthroCare Corporation                                 6,420            63,237
                    + Artisan Components, Inc.                               3,800            58,634
                    + Asbury Automotive Group Inc.                             600             5,046
                    + Ascent Media Group, Inc. (Class A)                     1,398             1,566
                    + Ascential Software Corporation                        67,981           163,154
                    + AsianInfo Holdings, Inc.                               9,397            59,577
                    + Aspect Communications Corporation                     12,500            35,500
                    + Aspen Technology, Inc.                                10,708            30,304
                      Associated Estates Realty Corporation                  4,700            31,725
                    + Astec Industries, Inc.                                 4,417            43,861
                    + AstroPower, Inc.                                       5,500            43,945
                    + Asyst Technologies, Inc.                              10,841            79,681
                    + AtheroGenics, Inc.                                     5,200            38,532
                    + Atlantic Coast Airlines Holdings, Inc.                10,923           131,404
                    + Atlas Air, Inc.                                        4,798             7,245
                      Atmos Energy Corporation                              11,338           264,402
                    + Atrix Laboratories, Inc.                               6,600           101,237
                    + Atwood Oceanics, Inc.                                  3,227            97,133
                    + Audiovox Corporation (Class A)                         3,885            40,175
                    + August Technology Corp.                                1,200             6,072
                    + Aurora Food Inc.                                       6,879             5,366
                    + Avanex Corporation                                    10,678            11,191
                    + Avatar Holdings Inc.                                   1,200            27,600
                    + Avenue A, Inc.                                         6,100            17,690
                    + Aviall, Inc.                                           3,800            30,590
                    + Avid Technology, Inc.                                  7,894           181,167
                    + Avigen, Inc.                                           5,878            33,563
                      Avista Corporation                                    13,475           155,771
                    + Avocent Corporation                                   11,594           257,619
                    + Axcelis Technologies, Inc.                            30,500           171,075
                    + Aztar Corporation                                      8,391           119,823
                    + BARRA, Inc.                                            4,759           144,340
                    + BE Aerospace, Inc.                                    13,300            48,412
                      BEI Techologies, Inc.                                  2,532            28,333
                    + BKF Capital Group, Inc.                                1,000            17,650
                      BSB Bancorp, Inc.                                      1,941            40,703
                    + BWAY Corporation                                         500             9,890
                      Baldor Electric Company                                7,871           155,452
                      Baldwin & Lyons, Inc. (Class B)                        2,426            57,132
                    + Bally Total Fitness Holding Corporation                7,441            52,757
                      The Banc Corporation                                   6,200            48,112
                      BancFirst Corporation                                  1,045            49,115
                      Bandag, Incorporated                                   2,574            99,562
                      Bank Mutual Corporation                                2,300            53,199
                      Bank of Granite Corp.                                  3,986            69,755
                      Bank of the Ozarks, Inc.                                 600            14,064
                      BankAtlantic Bancorp, Inc. (Class A)                  13,442           127,027
                    + BankUnited Financial Corporation (Class A)             7,173           116,059
                      Banner Corporation                                     2,213            41,737
                      Banta Corporation                                      7,894           246,845
                      Barnes Group Inc.                                      3,957            80,525
                      Bassett Furniture Industries, Incorporated             2,100            30,072
                    + Bay View Capital Corporation                          18,314           105,306
                      Beasley Broadcast Group, Inc. (Class A)                2,833            33,883
                    + Beazer Homes USA, Inc.                                 3,717           225,250
                    + bebe stores, inc.                                      1,840            24,656
                      Bedford Property Investors, Inc.                       3,799            97,596
                      Bel Fuse Inc.                                          2,259            45,519
                      Belden Inc.                                            7,069           107,590
                    + Bell Microproducts Inc.                                4,820            26,703
                    + Benchmark Electronics, Inc.                            7,191           206,094
                    + Benihana Inc. (Class A)                                2,070            27,945
                    + Bentley Pharmaceuticals, Inc.                          2,000            16,100
                      Berkshire Hills Bancorp, Inc.                          1,100            25,905
                      Berry Petroleum Company (Class A)                      3,701            63,102
                    + Beverly Enterprises, Inc.                             25,226            71,894
                    + BioMarin Pharmaceutical Inc.                           8,648            60,968
                    + Biopure Corporation                                    7,072            26,308
                    + Bio-Rad Laboratories, Inc. (Class A)                   4,828           186,844
                    + Bio-Reference Laboratories, Inc.                         800             4,936
                    + BioReliance Corporation                                  400             9,268
                    + Biosite Diagnostics Incorporated                       3,649           124,139
                    + Bio-Technology General Corp.                          17,467            55,912
                      Black Box Corporation                                  5,488           245,862
                      Black Hills Corporation                                8,500           225,420
                      Blair Corporation                                      1,600            37,312
                      Blyth, Inc.                                            9,779           261,686
                      Bob Evans Farms, Inc.                                 10,880           254,048
                    + Boca Resorts, Inc. (Class A)                           6,657            71,230
                    + The Bombay Company, Inc.                              13,200            66,000
                    + Bone Care International, Inc.                          1,810            17,611


                                     14 & 15

                           Merrill Lynch Small Cap Index Fund, December 31, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                      Master Small Cap Index Series (continued)
                      ------------------------------------------------------------------------------
                                                                            Shares
                      Issue                                                  Held             Value
====================================================================================================
Common              + Borland Software Corporation                          16,567         $ 203,774
Stocks              + The Boston Beer Company, Inc. (Class A)                1,500            21,450
(continued)         + Boston Communications Group, Inc.                      3,221            40,939
                      Boston Private Financial Holdings, Inc.                6,493           128,951
                      BostonFed Bancorp, Inc.                                1,800            48,060
                      Bowne & Co., Inc.                                      9,782           116,895
                    + Boyd Gaming Corporation                                8,715           122,446
                    + The Boyds Collection, Ltd.                             5,129            34,108
                      Boykin Lodging Company                                 3,132            29,221
                    + Bradley Pharmaceuticals, Inc.                          1,400            18,242
                      Brady Corporation                                      5,147           171,652
                      Brandywine Realty Trust                                6,647           144,971
                      Briggs & Stratton Corporation                          5,859           248,832
                    + Bright Horizons Family Solutions, Inc.                 2,502            70,356
                    + BriteSmile, Inc.                                       3,450             1,139
                    + Broadwing Inc.                                        58,000           204,160
                      Brookline Bancorp, Inc.                               18,187           216,425
                    + Brooks-PRI Automation, Inc.                           10,488           120,192
                    + Brookstone, Inc.                                       1,300            18,798
                      Brown Shoe Company, Inc.                               5,179           123,416
                    + Bruker Daltonics, Inc.                                 5,387            26,181
                    + Brush Engineered Materials Inc.                        7,311            40,211
                      Bryn Mawr Bank Corporation                             1,600            58,608
                    + Buca, Inc.                                             5,449            45,336
                    + Buckeye Technologies Inc.                              6,998            43,038
                    + The Buckle, Inc.                                       1,249            22,482
                      Building Materials Holding Corporation                 2,600            37,180
                      Burlington Coat Factory Warehouse Corporation          5,292            94,991
                      Burnham Pacific Properties, Inc.                      13,778            10,471
                      Bush Industries, Inc.                                  3,908            18,915
                      Butler Manufacturing Company                           1,100            21,285
                      C&D Technologies, Inc.                                 6,894           121,817
                    + CACI International Inc. (Class A)                      8,116           289,254
                      CARBO Ceramics Inc.                                    2,168            73,062
                      CB Bancshares, Inc.                                    1,500            63,780
                      CBL & Associates Properties, Inc.                      6,373           255,239
                      CCBT Financial Companies Inc.                          2,500            64,200
                    + CCC Information Services Group Inc.                    3,506            62,232
                    + C-COR.net Corp.                                       10,534            34,973
                    + CDI Corp.                                              3,701            99,853
                      CFS Bancorp, Inc.                                      3,500            50,050
                      CH Energy Group, Inc.                                  4,689           218,648
                    + CIBER, Inc.                                           15,202            78,290
                    + CIMA Labs Inc.                                         4,472           108,182
                      CIRCOR International, Inc.                             1,800            28,620
                    + CKE Restaurants, Inc.                                 12,300            52,890
                      CLARCOR Inc.                                           7,055           227,665
                      CNA Surety Corporation                                 3,086            24,225
                    + CNET Networks, Inc.                                   39,300           106,503
                    + CONMED Corporation                                     7,728           151,392
                      CPB Inc.                                               3,438            94,373
                      CPI Corp.                                              2,398            34,747
                    + CSK Auto Corporation                                   6,934            76,274
                    + CSS Industries, Inc.                                   1,075            35,583
                      CT Communications, Inc.                                3,555            40,172
                      CTS Corporation                                        8,708            67,487
                    + CUNO Incorporated                                      4,431           146,755
                    + CV Therapeutics, Inc.                                  7,400           134,828
                      CVB Financial Corp.                                    6,988           177,705
                    + Cable Design Technology                               12,884            76,016
                    + Cabot Microelectronics Corporation                     6,300           297,360
                      Cabot Oil & Gas Corporation (Class A)                  7,974           197,596
                    + Cadiz Inc.                                            12,359             6,797
                    + Cal Dive International, Inc.                          11,337           266,420
                      Calgon Carbon Corporation                              9,701            47,923
                      California First National Bancorp                      2,300            29,440
                    + California Pizza Kitchen, Inc.                         5,000           126,000
                      California Water Service Group                         3,796            89,927
                    + Caliper Technologies Corp.                             6,467            19,401
                      Cambrex Corporation                                    6,985           211,017
                      Camden National Corporation                            1,500            36,300
                    + Caminus Corporation                                    3,672             8,592
                    + Cantel Medical Corp.                                     900            11,394
                      Capital Automotive                                     6,750           159,975
                      Capital City Bank Group, Inc.                          1,982            77,675
                      Capitol Bancorp Ltd.                                   1,200            27,840
                      Capstead Mortgage Corporation                          3,877            95,568
                    + Capstone Turbine Corporation                          22,500            20,250
                      Caraustar Industries, Inc.                             7,674            72,750
                    + Cardiac Science, Inc.                                 16,500            36,465
                    + CardioDynamics International Corporation               7,132            21,895
                      Carlisle Companies Incorporated                        9,136           378,048
                    + Carmike Cinemas, Inc.                                    200             3,930
                      Carpenter Technology Corporation                       5,226            65,064
                    + Carreker Corporation                                   6,595            29,875
                      Cascade Bancorp                                        2,100            29,022
                      Cascade Corporation                                    1,300            20,735
                      Cascade Natural Gas Corporation                        3,222            64,440
                    + Casella Waste Systems, Inc.                            4,878            43,365
                      Casey's General Stores, Inc.                          12,907           157,594
                      Cash America International, Inc.                       4,719            44,925
                    + Catapult Communications Corporation                    1,572            18,785
                      Cathay Bancorp, Inc.                                   3,908           148,465
                      The Cato Corporation (Class A)                         4,297            92,772
                    + Cell Genesys, Inc.                                     9,424           105,087
                    + Cell Therapeutics, Inc.                               12,031            87,465
                    + Centene Corporation                                    2,200            73,898
                    + Centennial Communications Corp.                        1,526             3,983
                      Center Trust, Inc.                                     5,900            46,020
                      Centex Construction Products, Inc.                     1,277            44,887
                    + Centillium Communications, Inc.                        9,409            21,264
                    + Central Coast Bancorp                                  3,212            63,469
                    + Central Garden & Pet Company                           4,800            88,848
                      Central Parking Corporation                            5,085            95,903
                      Central Vermont Public Service Corporation             3,403            62,207
                    + Century Aluminum Company                               5,302            39,288
                      Century Bancorp, Inc. (Class A)                        1,400            37,128
                    + Century Business Services, Inc.                       17,933            47,522
                    + Cepheid, Inc.                                          8,800            44,862
                    + Ceres Group, Inc.                                        400               768
                    + Cerus Corporation                                      3,425            73,638
                    + Champion Enterprises, Inc.                            14,227            40,547
                    + Championship Auto Racing Teams, Inc.                   4,832            17,878
                    + Champs Entertainment, Inc.                               700             6,657
                    + Charles River Associates Incorporated                  3,200            45,312
                    + Charlotte Russe Holding Inc.                           2,600            27,586
                    + Charming Shoppes, Inc.                                37,740           157,753
                      Charter Financial Corporation                            500            15,540
                      Charter Municipal Mortgage
                        Acceptance Company                                  11,345           197,063
                      Chateau Communities, Inc.                              7,508           172,684
                    + Chattem, Inc.                                          3,400            69,870
                    + Checkers Drive-In Restaurants, Inc.                      900             5,634
                    + Checkpoint Systems, Inc.                               9,323            96,400
                      Chelsea Property Group, Inc.                           9,374           312,248
                      Chemed Corporation                                     2,886           102,020
                      Chemical Financial Corporation                         5,763           185,280
                    + Cherokee Inc.                                            700            10,220
                      Chesapeake Corporation                                 3,692            65,902
                      Chesapeake Energy Corporation                         42,287           327,301
                    + Chicago Pizza & Brewery, Inc.                          5,200            35,880
                    + The Children's Place Retail Stores, Inc.               2,685            28,568
                    + ChipPAC, Inc.                                         11,851            42,071
                    + Chiquita Brands International, Inc.                    9,200           121,992
                      Chittenden Corporation                                 8,446           215,204
                    + Choice Hotels International, Inc.                      6,679           151,613
                    + Cholestech Corporation                                 2,600            18,096
                    + Chordiant Software, Inc.                               7,848            11,301
                    + Christopher & Banks Corporation                        6,652           138,029
                      Churchill Downs Incorporated                           1,332            50,856
                    + Ciphergen Biosystems, Inc.                             3,100            10,695
                    + Cirrus Logic, Inc.                                    19,300            55,584
                      Citizens First Bancorp, Inc.                           1,600            33,694
                    + Citizens, Inc.                                         6,155            46,163
                      City Holding Company                                   5,593           158,002
                      CityBank                                               2,099            51,950
                      Claire's Stores, Inc.                                 11,560           255,129
                    + Clark/Bardes, Inc.                                     3,300            63,525
                    + ClearOne Communications Inc.                           1,100             4,895
                      Cleco Corporation                                     12,267           171,738
                    + Cleveland-Cliffs Inc.                                  2,559            50,796
                    + Closure Medical Corporation                            1,113            11,664
                      Coachmen Industries, Inc.                              2,907            45,931
                      Coastal Bancorp, Inc.                                  1,132            36,620
                      Coastal Financial Corporation                          3,300            45,012
                    + Cobalt Corporation                                     2,000            27,600
                      CoBiz Inc.                                             2,184            32,432
                      Coca-Cola Bottling Co. Consolidated                      287            18,514
                    + Cognex Corporation                                    10,456           192,704
                    + Cognizant Technology Solutions Corporation             2,568           185,487
                    + Coherent, Inc.                                         8,080           161,196
                      Cohu, Inc.                                             6,718            98,755
                    + Coinstar, Inc.                                         6,692           151,574
                    + Coldwater Creek Inc.                                     898            17,242
                    + Cole National Corporation (Class A)                    1,900            21,660
                    + Collins & Aikman Corporation                           6,778            30,162
                      Colonial Properties Trust                              4,306           146,146
                      Columbia Bancorp                                       2,800            61,684
                    + Columbia Banking System, Inc.                          5,635            71,057
                    + Columbia Laboratories, Inc.                            7,604            25,549
                    + Columbus McKinnon Corporation                          5,500            21,016


                                     16 & 17

                           Merrill Lynch Small Cap Index Fund, December 31, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                      Master Small Cap Index Series (continued)
                      ------------------------------------------------------------------------------
                                                                            Shares
                      Issue                                                  Held             Value
====================================================================================================
Common                Comdisco Holding Company, Inc.                        25,577          $  2,097
Stocks              + Comfort Systems USA, Inc.                              7,000            23,450
(continued)           The Commerce Group, Inc.                               6,545           245,372
                      Commercial Federal Corporation                        12,527           292,505
                      Commercial Metals Company                              7,078           114,947
                      Commercial Net Lease Realty                           10,375           159,049
                      Commonwealth Bancorp, Inc.                             2,600           120,562
                    + Commonwealth Telephone Enterprises, Inc.               3,533           126,623
                    + CommScope, Inc.                                       13,188           104,185
                      Community Bank System, Inc.                            2,600            81,510
                      Community Banks, Inc.                                  2,096            58,059
                      Community First Bankshares, Inc.                      12,240           323,870
                      Community Trust Bancorp, Inc.                          2,970            74,666
                    + CompuCom Systems, Inc.                                 4,700            26,367
                    + CompuCredit Corporation                                3,289            23,253
                    + Computer Horizons Corp.                               13,100            42,837
                    + Computer Network Technology Corporation                9,654            68,543
                    + Computer Programs and Systems, Inc.                    1,500            37,140
                      CompX International Inc.                               2,551            21,352
                    + Comstock Resources, Inc.                               5,057            46,980
                    + Conceptus, Inc.                                        5,500            65,890
                    + Concord Camera Corp.                                   5,774            31,353
                    + Concord Communications, Inc.                           5,400            48,546
                    + Concurrent Computer Corporation                       15,579            44,868
                      Connecticut Bancshares, Inc.                           2,700           103,815
                      Connecticut Water Service, Inc.                        2,589            65,323
                    + Connetics Corporation                                 10,002           120,224
                    + Consolidated Graphics, Inc.                            2,300            51,175
                    + Constellation 3D, Inc.                                 2,000                20
                      Cooper Companies, Inc.                                 9,184           229,784
                    + CoorsTek, Inc.                                         2,752            70,314
                    + Corinthian Colleges, Inc.                             11,138           421,685
                    + Corixa Corporation                                    14,757            94,297
                      Corn Products International, Inc.                      9,589           288,917
                    + Cornell Companies, Inc.                                2,400            21,600
                      Cornerstone Realty Income Trust, Inc.                 14,003           111,464
                    + The Corporate Executive Board Company                 10,642           339,693
                      Corporate Office Properties Trust                      3,800            53,314
                      Correctional Properties Trust                          1,200            26,040
                    + Corrections Corporation of America                     7,394           126,807
                      Corus Bankshares, Inc.                                 2,976           129,932
                    + CorVel Corporation                                     1,257            44,938
                    + Cost Plus, Inc.                                        6,076           174,199
                    + CoStar Group Inc.                                      3,550            65,498
                      Courier Corporation                                      600            27,504
                    + Covance Inc.                                          18,391           452,235
                    + Covansys Corporation                                   4,009            15,066
                    + Covanta Energy Corporation                            18,520               148
                    + Covenant Transport, Inc. (Class A)                     1,000            18,960
                      Crawford & Company (Class B)                           8,009            40,045
                    + Cray, Inc.                                            14,700           112,749
                    + Credence Systems Corporation                          16,368           152,713
                    + Credit Acceptance Corporation                          2,849            18,179
                    + Cree, Inc.                                            20,500           335,175
                      Crompton Corporation                                  31,360           186,592
                    + Cross Country, Inc.                                   10,200           142,290
                    + Cross Media Marketing Corporation                      1,000               550
                      Crown American Realty Trust                            6,100            56,120
                    + Crown Castle International Corp.                      56,700           212,625
                    + Crown Cork & Seal Company, Inc.                       44,569           354,324
                    + Crown Media Holdings, Inc. (Class A)                   7,298            16,493
                    + CryoLife, Inc.                                         8,228            56,197
                      Cubic Corporation                                      4,252            78,364
                    + Cubist Pharmaceuticals, Inc.                           9,267            76,267
                    + Culp, Inc.                                             2,800            23,800
                    + CuraGen Corporation                                   14,200            66,030
                    + Curative Health Services, Inc.                         3,800            65,550
                      Curtiss-Wright Corporation                             2,967           189,354
                    + Cyberonics, Inc.                                       6,769           124,550
                    + Cytec Industries Inc.                                 12,093           329,897
                      D & K Healthcare Resources, Inc.                       4,700            48,133
                    + DDi Corp.                                             19,860             4,369
                    + DHB Capital Group Inc.                                 1,600             2,656
                    + DIANON Systems, Inc.                                   2,779           132,586
                      DIMON Incorporated                                    14,555            87,330
                    + DJ Orthopedics Incorporated                              200               752
                      DQE, Inc.                                             21,402           326,166
                    + DRS Technologies, Inc.                                 5,668           177,578
                    + DSP Group, Inc.                                        8,483           134,201
                    + DVI, Inc.                                              2,507            18,928
                    + Daisytek International Corporation                     6,511            51,632
                    + Daktronics, Inc.                                       3,299            44,141
                      Datascope Corp.                                        3,470            86,059
                    + Datastream Systems, Inc.                               4,511            28,870
                    + Dave & Buster's, Inc.                                  2,000            17,300
                      Deb Shops, Inc.                                          500            11,105
                    + deCODE GENETICS, INC.                                  7,100            13,135
                    + Del Laboratories, Inc.                                   735            14,847
                    + Del Monte Foods Company                               14,848           114,330
                    + dELiA*s Corp. (Class A)                                8,800             3,960
                      Delphi Financial Group, Inc. (Class A)                 3,480           132,101
                      Delta and Pine Land Company                           10,478           213,856
                    + Deltagen, Inc.                                         5,100             2,448
                      Deltic Timber Corporation                              3,109            83,010
                    + Denbury Resources Inc.                                 8,670            97,971
                    + Dendrite International, Inc.                           7,864            58,744
                    + Department 56, Inc.                                    2,200            28,380
                    + DiamondCluster International, Inc. (Class A)           7,719            24,238
                    + Digene Corporation                                     4,224            48,407
                    + Digimarc Corporation                                   2,637            29,904
                    + Digital Insight Corporation                            7,830            68,043
                    + Digital River, Inc.                                    7,800            93,210
                    + Digitas Inc.                                           2,428             8,401
                      Dime Community Bancshares                              7,166           137,229
                    + Dionex Corporation                                     5,131           152,442
                    + Discovery Partners International                       2,900             8,062
                    + Diversa Corporation                                    6,978            63,151
                    + divine, Inc. (Class A)                                   712               997
                    + DocuCorp International, Inc.                           1,200             7,945
                    + Documentum, Inc.                                      11,177           175,032
                    + Dollar Thrifty Automotive Group, Inc.                  6,295           133,139
                    + DoubleClick Inc.                                      32,700           185,082
                      Dover Downs Gaming & Entertainment, Inc.               2,278            20,707
                      Dover Motorsports, Inc.                                7,640            35,526
                    + The Dress Barn, Inc.                                   6,545            87,049
                    + Drew Industries Incorporated                           2,300            36,915
                    + Drexler Technology Corporation                         3,100            39,060
                    + Dril-Quip, Inc.                                        1,688            28,527
                    + Drugstore.com, Inc.                                   12,300            29,520
                    + Duane Reade Inc.                                       6,628           112,676
                    + Ducommun Incorporated                                  2,800            44,380
                    + DuPont Photomasks, Inc.                                2,908            67,611
                    + Dura Automotive Systems, Inc.                          5,053            50,732
                    + Durect Corporation                                     5,400            10,908
                    + Dycom Industries, Inc.                                12,702           168,302
                    + Dynacq International, Inc.                             2,552            36,667
                    + Dynamic Research Corporation                           1,300            18,213
                      EDO Corporation                                        5,126           106,518
                    + EGL, Inc.                                              9,995           142,429
                    + EMCOR Group, Inc.                                      4,218           223,596
                    + EMCORE Corporation                                    14,286            31,286
                    + EMS Technologies, Inc.                                 2,200            34,344
                    + EPIQ Systems, Inc.                                     2,145            32,861
                    + EPIX Medical, Inc.                                     2,500            18,075
                    + ESCO Technologies Inc.                                 3,966           146,742
                    + ESS Technology, Inc.                                  10,929            68,743
                    + E.piphany, Inc.                                       21,080            87,904
                    + EarthLink, Inc.                                       34,500           188,025
                    + EarthShell Corporation                                 8,256             4,788
                      East West Bancorp, Inc.                                7,298           263,312
                      EastGroup Properties, Inc.                             3,927           100,139
                    + Echelon Corporation                                    7,313            81,979
                    + Eclipsys Corporation                                  10,031            53,666
                    + eFunds Corporation                                    13,588           123,787
                    + El Paso Electric Company                              13,508           148,588
                    + Electro Rent Corporation                               2,553            30,945
                    + Electro Scientific Industries, Inc.                    8,561           171,220
                    + Electroglas, Inc.                                     12,920            19,897
                    + Electronics Boutique Holdings Corp.                    3,431            54,244
                    + Electronics for Imaging, Inc.                         14,939           242,923
                    + Elizabeth Arden, Inc.                                  4,693            69,456
                      ElkCorp                                                6,351           109,872
                    + Embarcadero Technologies, Inc.                         2,230            13,313
                    + Embrex, Inc.                                           1,100            12,241
                      Empire District Electric Company                       7,268           132,278
                    + Encore Acquisition Company                             1,300            23,946
                    + Encore Wire Corporation                                2,500            22,625
                    + Endo Pharmaceuticals Holdings, Inc.                    4,500            34,646
                    + Endocardial Solutions, Inc.                              700             2,366
                    + Endocare, Inc.                                         8,603            19,357
                      Energen Corporation                                    9,892           287,857
                    + Energy Conversion Devices, Inc.                        4,264            41,791
                    + Energy Partners, Ltd.                                  6,200            66,340
                      EnergySouth, Inc.                                      1,900            53,580
                      Engineered Support Systems, Inc.                       4,050           148,473
                      Ennis Business Forms, Inc.                             3,300            38,346
                    + Entegris Inc.                                         11,900           122,570
                    + Enterasys Networks, Inc.                              40,100            62,556
                      Entertainment Properties Trust                         4,080            95,962
                    + Entrust Technologies Inc.                             12,200            40,992
                    + Enzo Biochem, Inc.                                     5,729            80,206
                    + Enzon, Inc.                                           13,200           220,704


                                     18 & 19

                           Merrill Lynch Small Cap Index Fund, December 31, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                      Master Small Cap Index Series (continued)
                      ------------------------------------------------------------------------------
                                                                            Shares
                      Issue                                                  Held             Value
====================================================================================================
Common              + Eon Labs, Inc.                                         3,300          $ 62,403
Stocks                Equity Inns Inc.                                       8,640            52,013
(continued)           Equity One, Inc.                                         300             4,005
                    + eResearch Technology, Inc.                             2,900            48,575
                    + Escalade, Incorporated                                   300             6,000
                    + eSPEED, Inc. (Class A)                                 7,723           130,835
                    + Esperion Therapeutics, Inc.                            9,117            65,187
                      Essex Property Trust, Inc.                             4,495           228,571
                    + Esterline Technologies Corporation                     5,090            89,940
                    + eUniverse, Inc.                                        5,500            31,240
                    + Euronet Worldwide, Inc.                                5,300            39,803
                    + Evergreen Resources, Inc.                              4,996           224,071
                    + Exact Sciences Corporation                             2,400            25,992
                    + Exar Corporation                                      11,227           139,215
                    + Excel Technology, Inc.                                 1,873            33,508
                    + Exelixis, Inc.                                        13,118           104,944
                    + The Exploration Company of Delaware                    1,800             5,364
                    + ExpressJet Holdings, Inc.                              7,100            72,775
                    + Extreme Networks, Inc.                                32,100           104,967
                    + Exult Inc.                                            10,900            34,662
                    + F5 Networks, Inc.                                      7,419            79,680
                      F&M Bancorp                                            2,572            82,304
                    + F.A.O., Inc.                                           3,100             1,457
                      FBL Financial Group, Inc. (Class A)                    2,325            45,268
                      FBR Asset Investment Corporation                       5,200           176,280
                    + FEI Company                                            6,155            94,110
                    + FLIR Systems, Inc.                                     4,683           228,530
                    + FMC Corporation                                        7,900           215,828
                      FNB Corporation                                        2,000            47,460
                    + FPIC Insurance Group, Inc.                             4,700            32,430
                    + FSI International, Inc.                                7,244            32,598
                    + FTI Consulting, Inc.                                   5,994           240,659
                    + Factory 2-U Stores Inc.                                3,727            12,713
                      FactSet Research Systems Inc.                          6,087           172,079
                    + FalconStor Software, Inc.                              9,909            38,447
                      Farmer Brothers Co.                                      171            52,839
                      Farmers Capital Bank Corporation                       1,685            56,026
                    + Federal Agricultural Mortgage Corporation              2,700            82,728
                      Federal Realty Investment Trust                       11,530           324,224
                      Federal Signal Corporation                            13,759           267,200
                      FelCor Lodging Trust Inc.                             12,670           144,945
                      Ferro Corporation                                      8,476           207,069
                      Fidelity Bankshares, Inc.                              3,548            63,509
                    + Fidelity National Information
                        Solutions, Inc.                                      4,261            73,502
                    + FileNET Corporation                                    9,282           113,240
                    + Financial Federal Corporation                          2,967            74,561
                      Financial Industries Corporation                       1,500            21,360
                      Financial Institutions, Inc.                           1,600            46,976
                    + Finisar Corporation                                   43,800            41,610
                    + The Finish Line, Inc.                                  6,733            71,033
                    + Finlay Enterprises, Inc.                                 800             9,648
                      First Bancorp                                          1,924            45,233
                      First Busey Corporation                                2,676            61,709
                      First Charter Corporation                              7,823           140,814
                      First Citizens BancShares, Inc. (Class A)              1,547           149,440
                      First Commonwealth Financial Corporation              14,934           171,741
                      First Community Bancorp                                2,300            75,741
                      First Community Bancshares, Inc.                       2,540            78,130
                    + First Consulting Group, Inc.                           4,674            26,922
                      First Defiance Financial Corp.                         2,700            51,030
                      First Essex Bancorp, Inc.                              2,316            77,354
                      First Federal Capital Corp.                            5,412           104,500
                      First Financial Bancorp                                9,187           150,584
                      First Financial Bankshares, Inc.                       3,012           114,456
                      First Financial Corporation                            1,922            93,467
                      First Financial Holdings, Inc.                         4,026            99,684
                    + First Horizon Pharmaceutical Corporation               5,000            37,390
                      First Indiana Corporation                              3,388            62,746
                      First Merchants Corporation                            3,430            78,170
                      First National Corporation                             2,530            60,720
                      First Niagara Financial Group, Inc.                    2,868            74,912
                      First Oak Brook Bancshares, Inc.                         700            21,994
                      The First of Long Island Corporation                     500            18,250
                      First Place Financial Corp.                            2,800            46,564
                    + First Republic Bank                                    3,800            75,962
                      First Sentinel Bancorp Inc.                            5,667            81,548
                      First South Bancorp, Inc.                              1,400            49,812
                      First State Bancorporation                             1,000            24,800
                      Firstbank Corp.                                        8,729           197,275
                      FirstFed America Bancorp, Inc.                         1,400            34,790
                    + FirstFed Financial Corp.                               4,900           141,855
                      Fisher Communications, Inc.                            1,100            57,992
                      Flagstar Bancorp, Inc.                                 4,225            91,260
                    + Fleetwood Enterprises, Inc.                           11,699            91,837
                      Fleming Companies, Inc.                               15,940           104,726
                      Florida East Coast Industries, Inc.                    6,481           150,359
                      Florida Rock Industries, Inc.                          5,239           199,344
                    + Flow International Corporation                         7,400            18,870
                      Flowers Foods, Inc.                                    6,371           124,298
                      Flushing Financial Corporation                         2,250            36,851
                    + Foamex International Inc.                              7,900            24,964
                      Focal Communications Corporation
                        (Warrants) (a)                                         221                 2
                    + Footstar, Inc.                                         3,936            27,395
                    + Forrester Research, Inc.                               4,681             2,883
                    + Forward Air Corporation                                3,388            65,761
                    + Fossil, Inc.                                           6,555           133,329
                    + Foundry Networks, Inc.                                23,800           167,552
                      Franklin Electric Co., Inc.                            1,830            87,858
                      Fred's, Inc.                                           6,890           177,073
                    + FreeMarkets, Inc.                                     12,969            83,507
                      Fremont General Corporation                           17,461            78,400
                    + Friedman, Billings, Ramsey Group, Inc.
                        (Class A)                                            4,358            40,791
                      Friedman's Inc. (Class A)                              4,400            38,192
                    + Frontier Airlines, Inc.                                8,555            57,832
                      Frontier Financial Corporation                         3,841            98,253
                      Frontier Oil Corporation                               8,715           150,072
                    + FuelCell Energy, Inc.                                  9,926            65,035
                      G & K Services, Inc. (Class A)                         5,577           197,431
                      GBC Bancorp                                            3,334            64,546
                    + GSI Commerce, Inc.                                     4,700            17,155
                    + Gabelli Asset Management Inc. (Class A)                1,196            35,928
                      Gables Residential Trust                               7,882           196,498
                    + Gaiam, Inc.                                              400             4,148
                    + Galyan's Trading Company                               3,500            35,000
                    + Gardner Denver Inc.                                    3,657            74,237
                    + Gart Sports Company                                    2,400            46,440
                    + Gartner Group, Inc. (Class A)                         23,559           216,743
                    + Gaylord Entertainment Company                          6,455           132,973
                      GenCorp Inc.                                           9,271            73,426
                    + Gene Logic Inc.                                        8,539            53,710
                    + Genencor International Inc.                            1,700            16,626
                    + General Binding Corporation                              900             7,632
                      General Cable Corporation                              9,590            36,442
                    + General Communication, Inc. (Class A)                 10,739            72,059
                    + Genesco Inc.                                           5,438           101,310
                    + Genesee & Wyoming Inc. (Class A)                       2,600            52,910
                    + Genesis Health Ventures, Inc.                          7,200           111,240
                    + Genesis Microchip Incorporated                        10,000           130,500
                    + GenesisIntermedia, Inc.                                3,300                 0
                    + The Genlyte Group Incorporated                         3,873           120,683
                    + Genta Incorporated                                    11,397            87,643
                      Gentiva Health Services, Inc.                          8,490            74,797
                    + Genzyme Corporation--Genzyme
                        Biosurgery Division                                 15,000            38,250
                      Georgia Gulf Corporation                               8,437           195,232
                      German American Bancorp                                3,486            54,207
                    + Geron Corporation                                      5,929            21,344
                      Getty Realty Corporation                               3,400            64,430
                      Gibraltar Steel Corporation                            2,323            44,230
                      Glacier Bancorp, Inc.                                  3,600            84,855
                      Gladstone Capital Corporation                          1,400            23,058
                      Glenborough Realty Trust Incorporated                  4,739            84,449
                      Glimcher Realty Trust                                  9,856           174,944
                    + Global Imaging Systems, Inc.                           2,900            53,302
                    + Global Industries, Ltd.                               23,200            96,744
                    + Global Power Equipment Group Inc.                      5,400            26,622
                    + GlobespanVirata, Inc.                                 36,716           161,918
                      Gold Banc Corporation                                  7,622            75,618
                    + Golden Telecom, Inc.                                   3,392            42,909
                    + Goody's Family Clothing, Inc.                          5,700            25,308
                      The Gorman-Rupp Company                                1,400            32,900
                    + GrafTech International Ltd.                           15,144            90,258
                      Granite Construction Incorporated                     10,571           163,851
                      Granite State Bankshares, Inc.                         2,000            87,380
                    + Graphic Packaging International Corp.                  4,700            26,508
                      Gray Television, Inc. (Class A)                        3,803            45,066
                      Great American Financial Resources, Inc.               2,133            36,688
                    + The Great Atlantic & Pacific Tea
                        Company, Inc.                                        6,931            55,864
                      Great Lakes Chemical Corporation                      11,600           277,008
                      Great Lakes REIT, Inc.                                 3,827            63,719
                      Great Southern Bancorp, Inc.                           1,539            56,558
                    + Green Mountain Coffee, Inc.                              911            13,765
                      Greif Bros. Corporation (Class A)                      3,475            82,705
                      Grey Global Group Inc.                                   236           144,220
                    + Grey Wolf, Inc.                                       42,443           169,348
                    + Griffon Corporation                                    7,747           105,514


                                     20 & 21

                           Merrill Lynch Small Cap Index Fund, December 31, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                      Master Small Cap Index Series (continued)
                      ------------------------------------------------------------------------------
                                                                            Shares
                      Issue                                                  Held             Value
====================================================================================================
Common              + Group 1 Automotive, Inc.                               4,932         $ 117,776
Stocks              + Guess?, Inc.                                           1,185             4,965
(continued)         + Guilford Pharmaceuticals Inc.                          7,836            31,187
                    + Guitar Center, Inc.                                    4,639            76,822
                    + Gulf Island Fabrication, Inc.                          1,117            18,151
                    + GulfMark Offshore, Inc.                                4,200            61,950
                    + The Gymboree Corporation                               7,558           119,870
                      H.B. Fuller Company                                    8,940           231,367
                      HEICO Corporation (Class A)                            2,726            28,923
                    + HPL Technologies, Inc.                                 3,400                68
                      HRPT Properties Trust                                 35,688           294,069
                    + Haemonetics Corporation                                5,472           117,429
                    + Hain Celestial Group, Inc.                             7,557           114,866
                    + Hall, Kinion & Associates, Inc.                        1,900            10,623
                      Hancock Fabrics, Inc.                                  4,900            74,725
                      Hancock Holding Company                                3,727           166,411
                    + Handleman Company                                      7,261            83,502
                    + Handspring, Inc.                                       7,300             6,935
                    + Hanger Orthopedic Group, Inc.                          4,800            63,120
                    + Hanmi Financial Corporation                            1,300            21,801
                    + Hanover Compressor Company                            12,800           117,504
                      Harbor Florida Bancshares, Inc.                        6,817           153,519
                      Harleysville Group Inc.                                7,762           205,150
                      Harleysville National Corporation                      5,539           148,002
                    + Harmonic Inc.                                         17,296            39,781
                    + Harris Interactive Inc.                                7,000            20,650
                    + Harvard Bioscience, Inc.                               2,604             8,588
                    + Harvest Natural Resources, Inc.                        7,700            49,665
                      Haverty Furniture Companies, Inc.                      5,436            75,560
                    + Hawthorne Financial Corporation                        1,600            45,664
                    + Hayes Lemmerz International, Inc.                      3,443               689
                    + Headwaters Incorporated                                9,046           140,303
                      Health Care REIT, Inc.                                11,669           315,646
                      Healthcare Realty Trust, Inc.                         12,452           364,221
                    + Healthcare Services Group, Inc.                        1,500            19,560
                    + HealthExtras, Inc.                                     3,200            12,960
                    + HealthTronics Surgical Services, Inc.                  3,200            25,635
                    + Heartland Express, Inc.                                8,128           186,221
                    + Hecla Mining Company                                  28,700           145,222
                    + Heidrick & Struggles International, Inc.               5,358            78,602
                      Helix Technology Corporation                           8,061            90,283
                      Heritage Property Investment Trust                     4,300           107,371
                    + Herley Industries, Inc.                                4,400            76,595
                    + Hexcel Corporation                                    10,462            31,386
                    + Hibbett Sporting Goods, Inc.                           1,800            43,056
                      Hickory Tech Corporation                               3,399            32,392
                      Hilb, Rogal and Hamilton Company                      10,406           425,605
                      Hollinger International Inc.                          14,029           142,535
                      Holly Corporation                                      1,900            41,515
                    + Hollywood Casino Corporation                           3,000            36,840
                    + Hollywood Entertainment Corporation                   15,507           234,156
                    + Hologic, Inc.                                          6,700            81,807
                      Home Properties of New York, Inc.                      6,820           234,949
                    + HomeStore.com, Inc.                                   14,100            11,985
                      Hooper Holmes, Inc.                                   14,197            87,170
                      Horace Mann Educators Corporation                     10,668           163,540
                    + Horizon Offshore, Inc.                                 6,585            32,793
                    + Horizon Organic Holding Corporation                    1,000            16,190
                    + Hot Topic, Inc.                                        8,954           204,868
                    + The Houston Exploration Company                        2,383            72,920
                    + Hovnanian Enterprises, Inc. (Class A)                  4,732           150,004
                      Hudson River Bancorp, Inc.                             3,500            86,625
                      Hughes Supply, Inc.                                    6,190           169,111
                      Humboldt Bancorp                                       4,680            49,140
                    + Hutchinson Technology Incorporated                     7,917           163,882
                    + Hydril Company                                         4,100            96,637
                    + Hypercom Corporation                                   7,600            28,348
                    + Hyperion Solutions Corporation                        10,006           256,854
                    + I-many, Inc.                                          11,708            16,625
                      IBERIABANK Corporation                                 1,600            64,256
                    + ICT Group, Inc.                                          200             2,318
                    + ICU Medical, Inc.                                      3,450           128,685
                      IDEX Corporation                                       8,481           277,329
                    + IDEXX Laboratories, Inc.                               9,724           323,809
                    + IDX Systems Corporation                                4,927            83,907
                    + IGEN International, Inc.                               4,376           187,512
                    + IHOP Corp.                                             5,248           125,952
                    + ILEX Oncology, Inc.                                    8,824            62,297
                    + IMCO Recycling Inc.                                    1,600            13,008
                    + IMPATH Inc.                                            5,598           110,393
                    + IMPCO Technologies, Inc.                               3,854            18,075
                    + IMPSAT Fiber Networks Inc.                             2,453                17
                    + INAMED Corporation                                     4,027           124,032
                      IRT Property Company                                  11,313           134,285
                    + ITLA Capital Corporation                               2,000            66,460
                    + ITT Educational Services, Inc.                        12,958           305,161
                    + ITXC Corp.                                             4,714            10,936
                    + IXYS Corporation                                       2,193            15,483
                    + Identix Incorporated                                  25,930           133,540
                    + iDine Rewards Network Inc.                             3,600            38,124
                    + iGATE Capital Corporation                              2,300             6,026
                    + Illumina, Inc.                                         4,600            15,502
                    + Imagistics International Inc.                          4,224            84,480
                    + Imation Corp.                                         10,478           367,568
                    + Imclone Systems                                       15,300           162,501
                    + Immucor, Inc.                                          3,500            70,875
                    + ImmunoGen, Inc.                                       14,427            44,724
                    + Immunomedics, Inc.                                    13,609            62,874
                      Impac Mortgage Holdings, Inc.                         13,700           157,550
                    + Impax Laboratories, Inc.                               6,000            24,060
                    + Incyte Genomics, Inc.                                 20,824            94,957
                      Independence Holding Company                           1,900            40,793
                      Independent Bank Corp. (Massachusetts)                 2,745            62,586
                      Independent Bank Corp. (Michigan)                      2,940            88,964
                    + Indevus Pharmaceuticals, Inc.                         13,488            28,851
                    + Inet Technologies, Inc.                                1,700            10,370
                    + InFocus Corporation                                   11,866            73,095
                    + Infogrames, Inc.                                       1,853             3,280
                    + Infonet Services Corporation (Class B)                12,600            24,948
                    + Informatica Corporation                               16,700            96,192
                    + Information Holdings Inc.                              3,618            56,151
                    + Information Resources, Inc.                            6,900            11,040
                    + Inforte Corp.                                          3,300            25,575
                    + infoUSA Inc.                                           5,761            28,632
                      Ingles Markets, Incorporated (Class A)                 4,064            47,829
                    + Inhale Therapeutic Systems                            17,200           138,976
                    + Inktomi Corporation                                   51,257            82,011
                      Innkeepers USA Trust                                   6,792            52,027
                    + Input/Output, Inc.                                    13,046            55,446
                    + Inrange Technologies Corporation (Class B)               100               235
                    + Insight Communications Company, Inc.                  13,200           163,416
                    + Insight Enterprises, Inc.                             10,598            88,069
                    + Insignia Financial Group, Inc.                         7,972            57,797
                    + Insituform Technologies, Inc. (Class A)                7,238           123,408
                    + Insurance Auto Auctions, Inc.                          3,965            65,779
                      Integra Bank Corporation                               4,474            79,727
                    + Integra LifeSciences Holdings                          5,500            97,075
                    + Integral Systems, Inc.                                 2,100            42,105
                    + Integrated Defense Technologies, Inc.                  1,200            17,400
                    + Integrated Electrical Services, Inc.                   6,497            25,013
                    + Integrated Silicon Solution, Inc.                      7,738            33,738
                      Inter Parfums, Inc.                                    3,500            27,090
                    + The InterCept Group, Inc.                              4,843            81,997
                      Interchange Financial Services
                        Corporation                                          3,400            54,740
                    + InterDigital Communications Corporation               15,441           224,821
                      Interface, Inc.                                       12,721            39,053
                    + Intergraph Corp.                                      13,387           237,753
                    + Interland, Inc.                                       35,003            45,504
                    + Intermagnetics General Corporation                     3,856            75,732
                      Intermet Corporation                                   7,600            31,920
                    + InterMune Inc.                                         7,614           194,233
                      International Bancshares Corporation                   5,980           235,911
                    + International Multifoods                               4,444            94,168
                    + International Specialty Products Inc.                  2,365            24,147
                    + Internet Security Systems, Inc.                       10,600           194,298
                      Interpool, Inc.                                        1,683            27,029
                    + Interpore International, Inc.                          3,100            19,840
                      Interstate Bakeries Corporation                       12,828           195,627
                    + InterTAN, Inc.                                         6,779            48,470
                      Inter-Tel Inc.                                         5,777           120,797
                    + Intertrust Technologies Corporation                   21,788            92,163
                    + Interwoven, Inc.                                      33,800            87,880
                    + Intrado Inc.                                           4,900            48,652
                    + Intuitive Surgical, Inc.                               6,762            41,654
                      Invacare Corp.                                         7,422           247,153
                    + Inverness Medical Innovations, Inc.                    1,840            24,196
                      Investors Real Estate Trust                            7,600            75,848
                    + InVision Technologies, Inc.                            3,800           100,168
                    + Iomega Corporation                                    14,603           114,634
                    + Ionics, Inc.                                           5,867           133,768
                      Irwin Financial Corporation                            5,448            89,892
                    + Isis Pharmaceuticals, Inc.                            14,289            94,165
                    + Isle of Capri Casinos, Inc.                            5,475            72,489
                    + Itron, Inc.                                            6,482           124,260
                    + Ixia                                                   6,229            22,736
                    + j2 Global Communications, Inc.                         1,900            36,176
                    + J & J Snack Foods Corp.                                1,800            64,278
                    + J.B. Hunt Transport Services, Inc.                     5,694           166,834
                    + J. Jill Group Inc.                                     5,662            79,155
                      The J.M. Smucker Company                              13,336           530,906


                                     22 & 23

                           Merrill Lynch Small Cap Index Fund, December 31, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                      Master Small Cap Index Series (continued)
                      ------------------------------------------------------------------------------
                                                                            Shares
                      Issue                                                  Held             Value
====================================================================================================
Common              + JAKKS Pacific, Inc.                                    7,961         $ 107,235
Stocks              + JDA Software Group, Inc.                               9,308            89,915
(continued)           JDN Realty Corporation                                11,771           128,892
                      JLG Industries, Inc.                                  10,598            79,803
                    + Jack in the Box Inc.                                   9,718           168,024
                    + Jarden Corp.                                           3,800            90,706
                      Jefferies Group, Inc.                                  6,070           254,758
                    + Jo-Ann Stores Inc.                                     4,100            94,177
                      John H. Harland Company                                8,182           181,068
                    + Johnson Outdoors Inc. (Class A)                        1,900            18,753
                    + Jones Lang Lasalle Inc.                                9,108           140,081
                    + Journal Register Co.                                   6,833           121,491
                    + Joy Global Inc.                                       14,600           164,396
                    + K2 Inc.                                                3,400            31,960
                      K-Swiss Inc. (Class A)                                 3,648            79,198
                    + K-V Pharmaceutical Company (Class A)                   6,000           139,200
                    + Kadant Inc.                                            2,470            37,050
                    + Kaiser Aluminum Corporation                            5,249               304
                      Kaman Corp. (Class A)                                  6,494            71,434
                      Kansas City Life Insurance Company                     1,042            39,492
                    + Kansas City Southern Industries, Inc.                 17,876           214,512
                      Kaydon Corp.                                           7,526           159,626
                    + Keane, Inc.                                           14,458           129,977
                      Keithley Instruments, Inc.                             1,701            21,263
                      Kellwood Co.                                           7,982           207,532
                      Kelly Services, Inc. (Class A)                         4,868           120,288
                    + Kendle International Inc.                              4,000            35,204
                      Kennametal Inc.                                       10,303           355,247
                    + Kenneth Cole Productions, Inc. (Class A)               2,092            42,468
                    + Kensey Nash Corporation                                1,100            20,097
                    + Key Energy Services, Inc.                             30,698           275,361
                    + Keynote Systems, Inc.                                  5,438            41,981
                    + Keystone Automotive Industries, Inc.                   2,000            30,040
                      Keystone Property Trust                                3,604            61,160
                    + kforce.com, Inc.                                       4,096            17,285
                      Kilroy Realty Corporation                              6,978           160,843
                      Kimball International (Class B)                        8,274           117,905
                    + Kindred Healthcare, Inc.                               2,700            49,008
                    + Kirby Corporation                                      5,430           148,728
                    + Knight Trading Group, Inc.                            25,600           122,624
                    + Knight Transportation, Inc.                            6,050           127,050
                      Koger Equity, Inc.                                     5,848            91,229
                    + Kopin Corporation                                     19,500            76,440
                    + Korn/Ferry International                              10,968            82,041
                    + Kos Pharmaceuticals, Inc.                              1,566            29,754
                    + Kosan Biosciences, Inc.                                3,300            20,031
                      Kramont Realty Trust                                   5,300            77,645
                    + Kroll Inc.                                             8,600           164,088
                    + Kronos, Inc.                                           5,366           198,488
                    + Kulicke and Soffa Industries                          12,556            71,820
                    + Kyphon Inc.                                            2,700            23,058
                      The L.S. Starrett Company (Class A)                    2,800            46,480
                      LNR Property Corp.                                     7,044           249,358
                      LSB Bancshares, Inc.                                   3,500            56,700
                      LSI industries Inc.                                    4,150            57,478
                      LTC Properties                                         2,100            14,112
                    + LTX Corporation                                       15,503            93,483
                    + La Jolla Pharmaceutical Company                        9,900            64,350
                    + La Quinta Corporation                                 38,800           170,720
                    + LabOne, Inc.                                           2,400            42,528
                    + Labor Ready, Inc.                                     11,922            76,539
                      The Laclede Group, Inc.                                4,648           112,482
                    + Ladish Co., Inc.                                       4,800            38,688
                      Lakeland Bancorp, Inc.                                 3,427            61,240
                      Lakeland Financial Corporation                         2,200            51,590
                      Lance, Inc.                                            7,100            84,057
                      LandAmerica Financial Group, Inc.                      5,199           184,305
                      Landauer, Inc.                                         1,778            61,786
                      Landry's Restaurants, Inc.                             6,296           133,727
                    + Landstar System, Inc.                                  4,504           262,853
                    + Lannett Company, Inc.                                  2,200            36,036
                      LaSalle Hotel Properties                               3,420            47,880
                    + Lattice Semiconductor Corporation                     23,300           204,341
                      Lawson Products, Inc.                                  1,447            44,828
                    + Lawson Software, Inc.                                  1,900            10,925
                    + Learning Tree International, Inc.                      3,930            53,841
                    + LeCroy Corporation                                       900             9,990
                      Leeds Federal Bancshares, Inc.                         1,000            31,900
                    + Legato Systems, Inc.                                  25,679           129,165
                    + LendingTree, Inc.                                      2,800            36,064
                      Lennox International Inc.                             10,935           137,234
                    + Lexar Media, Inc.                                     10,374            65,045
                    + Lexicon Genetics Incorporated                          7,605            35,972
                      Lexington Corporate Properties Trust                   8,942           142,178
                      Libbey, Inc.                                           3,833            99,658
                    + Liberate Technologies, Inc.                           31,086            44,453
                      The Liberty Corporation                                4,454           172,815
                    + Lifecore Biomedical, Inc.                              1,200            10,296
                    + Lifeline Systems, Inc.                                 1,000            22,430
                    + Ligand Pharmaceuticals Incorporated
                        (Class B)                                           16,816            90,302
                    + Lightbridge, Inc.                                      9,691            59,600
                      Lincoln Electric Holdings, Inc.                        9,092           210,480
                      Lindsay Manufacturing Co.                              2,913            62,338
                    + Linens 'n Things, Inc.                                 9,818           221,887
                    + Liquidmetal Technologies                               1,800            18,504
                    + Lithia Motors, Inc.                                    2,300            36,087
                    + Littelfuse Inc.                                        4,660            78,568
                    + Local Financial Corp.                                  6,130            89,804
                    + LodgeNet Entertainment Corporation                     3,072            32,809
                      Lone Star Steakhouse & Saloon, Inc.                    5,654           109,348
                    + Lone Star Technology                                   8,158           121,473
                      Longs Drug Stores Corporation                          7,983           165,567
                      Longview Fibre Company                                14,921           107,879
                    + LookSmart, Ltd.                                       14,300            35,464
                    + Louisiana-Pacific Corporation                         27,609           222,529
                    + Luby's Cafeterias Inc.                                 5,718            16,639
                      Lufkin Industries, Inc.                                1,000            23,450
                    + Luminex Corporation                                    4,451            18,294
                    + Lydall, Inc.                                           2,800            31,780
                      M/I Schottenstein Homes, Inc.                          3,700           102,860
                      MAF Bancorp, Inc.                                      5,469           185,563
                    + MAPICS, Inc.                                           2,100            14,595
                      MASSBANK Corp.                                         1,600            45,280
                    + MAXIMUS, Inc.                                          4,404           114,944
                      MB Financial, Inc.                                     3,000           104,370
                      MCG Capital Corporation                                8,000            85,920
                    + MCSi, Inc.                                             7,938            37,706
                      MDC Holdings, Inc.                                     5,167           197,689
                    + MEEMIC Holdings, Inc.                                  1,100            31,834
                    + MEMC Electronic Materials, Inc.                       15,225           115,253
                      MFA Mortgage Investments, Inc.                        14,500           121,800
                      MGE Energy, Inc.                                       4,045           108,289
                    + MGI Pharma, Inc.                                       6,802            49,315
                    + MIM Corporation                                        7,500            43,500
                    + MIPS Technologies, Inc. (Class A)                     12,247            37,108
                    + MPS Group, Inc.                                       24,605           136,312
                    + MRO Software, Inc.                                     5,030            61,089
                    + MRV Communications, Inc.                              25,379            27,156
                    + MSC.Software Corp.                                     7,000            54,040
                    + MTR Gaming Group, Inc.                                 7,200            57,312
                      MTS Systems Corporation                                4,600            46,092
                      Macatawa Bank Corporation                              3,000            59,550
                      MacDermid, Inc.                                        6,567           150,056
                      Macerich Company                                      10,010           307,808
                    + Macrovision Corporation                               11,300           181,252
                    + Magma Design Automation, Inc.                          6,100            58,438
                    + Magna Entertainment Corp. (Class A)                   10,400            64,480
                    + Magnetek, Inc.                                         4,037            17,924
                    + Magnum Hunter Resources, Inc.                         16,672            99,198
                    + Mail-Well, Inc.                                       15,760            39,400
                      Main Street Banks, Inc.                                1,900            36,480
                      MainSource Financial Group, Inc.                       2,520            60,508
                    + Manhattan Associates, Inc.                             6,139           145,249
                      The Manitowoc Co., Inc.                                6,911           176,231
                    + ManTech International Corporation
                        (Class A)                                            2,800            53,396
                      Manufactured Home Communities, Inc.                    3,694           109,453
                    + Manufacturers' Services Limited                        2,200            12,188
                    + Manugistics Group, Inc.                               14,700            35,280
                    + MapInfo Corporation                                    3,990            22,145
                      Marcus Corporation                                     5,079            72,122
                      Marine Products Corp.                                    500             4,925
                    + MarineMax, Inc.                                        1,000            11,810
                    + Martek Biosciences Corporation                         6,412           161,326
                    + Martha Stewart Living Omnimedia, Inc.
                        (Class A)                                            4,682            46,211
                    + Marvel Enterprises, Inc.                               6,800            61,064
                      Massey Energy Company                                 17,100           166,212
                    + MasTec, Inc.                                           5,100            15,045
                    + Material Sciences Corporation                          2,000            25,880
                    + Matria Healthcare, Inc.                                2,100            18,249
                    + MatrixOne, Inc.                                       13,697            58,897
                      Matthews International Corporation
                        (Class A)                                            7,073           157,947
                    + Mattson Technology, Inc.                               6,099            17,443
                    + Maui Land & Pineapple Company, Inc.                    1,863            29,510
                    + Maverick Tube Corporation                             10,763           140,242
                    + Maxtor Corporation                                    55,100           278,806
                    + Maxwell Shoe Company Inc. (Class A)                    2,500            29,050
                    + Maxygen Inc.                                           6,801            51,824
                    + McDATA Corporation (Class A)                          16,500           117,150
                      McGrath Rentcorp                                       1,905            44,272
                    + Medarex, Inc.                                         22,800            90,060
                    + MedCath Corporation                                      600             6,000
                    + The Med-Design Corporation                             3,326            26,801
                    + Mediacom Communications Corporation                   14,900           131,269
                    + Medical Staffing Network Holdings, Inc.                1,200            19,200


                                     24 & 25

                           Merrill Lynch Small Cap Index Fund, December 31, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                      Master Small Cap Index Series (continued)
                      ------------------------------------------------------------------------------
                                                                            Shares
                      Issue                                                  Held             Value
====================================================================================================
Common              + The Medicines Company                                  6,227          $ 99,757
Stocks              + Medis Technologies Ltd.                                4,360            21,800
(continued)         + MedQuist Inc.                                          2,196            44,491
                    + MedSource Technologies, Inc.                           1,100             7,139
                    + MemberWorks Incorporated                               3,354            60,305
                    + The Men's Wearhouse, Inc.                              8,061           138,246
                      Mentor Corporation                                     6,072           233,772
                    + Mentor Graphics Corporation                           20,000           157,200
                      Merchants Bancshares, Inc.                             1,900            42,826
                    + Mercury Computer Systems, Inc.                         6,056           184,829
                    + Meridian Medical Technologies, Inc.                    1,300            57,720
                    + The Meridian Resource Corporation                      9,211             8,290
                      Meristar Hospitality Corp.                            12,158            80,243
                    + Merit Medical Systems, Inc.                            3,800            75,696
                    + Meritage Corporation                                   2,200            74,030
                    + Merix Corporation                                      3,673            30,853
                    + Mesa Air Group, Inc.                                   8,556            34,823
                    + Mesaba Holdings, Inc.                                  2,744            16,793
                    + Mestek, Inc.                                           2,000            35,860
                    + MetaSolv, Inc.                                         6,208             8,505
                      Methode Electronics                                    8,180            89,735
                      Metris Companies Inc.                                  7,700            19,019
                    + Metro One Telecommunications, Inc.                     6,392            41,228
                    + Micromuse, Inc.                                       19,300            73,726
                    + Micros Systems, Inc.                                   5,499           123,288
                    + Microsemi Corporation                                  9,245            56,302
                    + Microtune, Inc.                                       11,009            34,458
                      Mid-America Apartment Communities, Inc.                3,929            96,064
                      Mid-Atlantic Realty Trust                              4,600            80,040
                      Mid-State Bancshares                                   7,050           115,775
                    + Midas Group, Inc.                                      3,042            19,560
                      Middlesex Water Company                                2,687            56,346
                      The Midland Company                                    1,858            35,302
                    + Midway Games Inc.                                      9,474            39,507
                      Midwest Banc Holdings, Inc.                            2,580            48,891
                    + Midwest Express Holdings                               2,630            14,071
                      Milacron Inc.                                          5,272            31,368
                      Millennium Chemicals Inc.                             16,740           159,365
                      Mills Corp.                                            7,481           219,492
                      Mine Safety Appliances Company                         1,742            56,180
                      Minerals Technologies, Inc.                            5,353           230,982
                      Mission West Properties Inc.                           4,200            41,580
                    + Mobile Mini, Inc.                                      4,171            65,360
                      Modine Manufacturing Co.                               8,694           153,710
                    + Modtech Holdings, Inc.                                   900             8,730
                    + Molecular Devices Corporation                          4,437            73,077
                    + Monaco Coach Corporation                               6,824           112,937
                    + Monarch Casino & Resort, Inc.                          2,200            30,206
                    + Monolithic System Technology, Inc.                     4,100            49,528
                    + Monro Muffler Brake, Inc.                                600            10,140
                    + Monterey Pasta Company                                 2,200             8,250
                    + Moog Inc. (Class A)                                    4,406           136,762
                    + Mossimo, Inc.                                            300             1,650
                    + Mothers Work, Inc.                                     1,100            38,753
                      Movado Group, Inc.                                     1,700            31,977
                    + Movie Gallery, Inc.                                    5,615            72,995
                    + Mueller Industries, Inc.                               8,082           220,235
                    + Multimedia Games, Inc.                                 3,300            90,618
                      Myers Industries, Inc.                                 5,320            56,924
                    + Mykrolis Corporation                                  12,700            92,710
                    + Myriad Genetics, Inc.                                  7,400           108,040
                      NACCO Industries, Inc. (Class A)                       1,487            65,086
                      NASB Financial Inc.                                      200             4,600
                    + NATCO Group Inc.                                       5,700            35,796
                      NBC Capital Corporation                                2,729            68,771
                      NBT Bancorp Inc.                                       8,013           136,782
                    + NBTY Inc.                                             12,614           221,754
                    + NCI Building Systems, Inc.                             5,368           117,130
                    + NCO Group, Inc.                                        6,261            99,863
                      NDCHealth Corporation                                 10,164           202,264
                    + NEON Communications, Inc.                              1,669                50
                    + NIC Inc.                                               2,000             2,880
                      NL Industries, Inc.                                    2,434            41,378
                      NN, Inc.                                               2,565            25,624
                    + NPS Pharmaceuticals, Inc.                              8,123           204,456
                    + NS Group, Inc.                                         3,855            25,135
                      NUI Corporation                                        5,883           101,541
                    + NYFIX, Inc.                                            8,553            38,489
                    + NYMAGIC, Inc.                                          1,700            33,065
                    + Nabi Biopharmaceuticals                                9,854            61,095
                    + Nanometrics Incorporated                               2,124             8,900
                    + NaPro Bio Therapeutics, Inc.                           9,200             6,256
                      Nara Bancorp, Inc.                                     2,100            43,617
                      Nash-Finch Company                                     4,777            36,926
                    + Nassda Corporation                                       600             6,732
                    + Nastech Pharmaceutical Company                         1,300            11,115
                    + National Beverage Corp.                                1,895            28,994
                      National Health Investors, Inc.                        5,429            88,058
                      National Health Realty, Inc.                           2,800            40,880
                    + National Healthcare Corporation                        2,400            42,000
                      National Penn Bancshares, Inc.                         4,562           121,128
                      National Presto Industries, Inc.                       1,350            39,663
                    + National Western Life Insurance
                        Company (Class A)                                      862            82,752
                    + Nationwide Health Properties, Inc.                    13,659           203,929
                    + Natures Sunshine Products, Inc.                        2,200            21,362
                    + Nautica Enterprises, Inc.                              7,666            85,169
                    + The Nautilus Group, Inc.                               8,463           113,066
                    + Navigant Consulting, Inc.                              9,923            58,546
                    + Navigant International, Inc.                           4,511            55,621
                    + The Navigators Group, Inc.                             2,000            45,900
                    + Neoforma, Inc.                                         1,100            13,145
                    + NeoPharm, Inc.                                         4,300            43,602
                    + Neose Technologies, Inc.                               4,363            38,700
                    + Net.B@nk, Inc.                                        12,611           122,074
                    + Net2Phone, Inc.                                        8,180            33,129
                    + Netegrity, Inc.                                        9,955            32,384
                    + NetFlix Inc.                                           2,400            26,424
                    + NetIQ Corporation                                     11,974           147,879
                    + NetRatings, Inc.                                       1,017             7,321
                    + Netro Corporation                                      4,195            11,452
                    + NetScout Systems, Inc.                                 3,285            14,290
                    + NetScreen Technologies, Inc.                           3,700            62,308
                    + Network Plus Corp.                                     3,033                 2
                    + Neurocrine Biosciences, Inc.                           7,732           353,043
                    + Neurogen Corporation                                   2,398             8,705
                      New Century Financial Corporation                      5,200           132,028
                      New England Business Services, Inc.                    2,507            61,171
                    + New Focus, Inc.                                       17,168            65,925
                      New Jersey Resources Corporation                       7,774           245,581
                    + Newpark Resources, Inc.                               19,220            83,607
                    + Newport Corporation                                    9,835           123,528
                    + NewPower Holdings, Inc.                                9,946             1,343
                    + Next Level Communications, Inc.                       11,400             9,234
                    + NextCard, Inc.                                         7,215                29
                    + Nextel Partners, Inc.                                 21,000           127,470
                      Nordson Corporation                                    6,210           154,194
                    + Nortek Holdings, Inc.                                  2,530           115,748
                      North Pittsburgh Systems, Inc.                         4,321            58,900
                      Northwest Bancorp, Inc.                                2,667            39,445
                      Northwest Natural Gas Company                          7,399           200,217
                    + Northwest Pipe Company                                 2,700            46,710
                      Northwestern Corporation                               9,791            49,738
                    + Novadigm, Inc.                                         6,828            15,909
                      Novastar Financial, Inc.                               3,600           111,708
                    + Novell, Inc.                                         101,076           337,594
                    + Noven Pharmaceuticals, Inc.                            6,531            60,281
                    + Nu Horizons Electronics Corp.                          2,500            14,450
                      Nu Skin Enterprises, Inc. (Class A)                   11,526           137,966
                    + Nuance Communications Inc.                             6,134            15,212
                    + Nuevo Energy Company                                   4,611            51,182
                    + Numerical Technologies, Inc.                           4,309            14,909
                    + O'Charley's Inc.                                       5,384           110,534
                    + OMEGA Healthcare Investors, Inc.                       2,200             8,228
                    + ON Semiconductor Corporation                           6,200             8,494
                      ONEOK, Inc.                                           16,091           308,947
                    + ONYX Software Corporation                              9,673            14,993
                    + OPNET Technologies, Inc.                               1,500            12,122
                    + OSI Pharmaceuticals, Inc.                             10,800           177,120
                    + OSI Systems, Inc.                                      2,500            42,450
                    + Oak Technology, Inc.                                  15,268            40,460
                    + Oakley, Inc.                                           6,100            62,647
                    + Oceaneering International, Inc.                        6,704           165,857
                      OceanFirst Financial Corp.                             2,596            58,280
                      Octel Corp.                                            2,000            31,600
                    + Ocular Sciences, Inc.                                  5,914            91,785
                    + Ocwen Financial Corporation                            7,965            22,302
                    + Odyssey Healthcare, Inc.                               3,800           131,860
                      Odyssey Re Holdings Corp.                              5,200            92,040
                    + OfficeMax, Inc.                                       30,500           152,500
                    + Offshore Logistics, Inc.                               5,685           124,615
                    + Ohio Casualty Corporation                             16,115           208,689
                    + Oil States International, Inc.                         3,500            45,150
                      Old Second Bancorp, Inc.                               1,888            69,856
                      Olin Corporation                                      15,514           241,243
                      Omega Financial Corporation                            2,441            87,510
                    + Omnicell, Inc.                                         2,100             5,565
                    + OmniSky Corporation                                      300                 0
                    + OmniVision Technologies, Inc.                          7,100            96,347


                                     26 & 27

                           Merrill Lynch Small Cap Index Fund, December 31, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                      Master Small Cap Index Series (continued)
                      ------------------------------------------------------------------------------
                                                                            Shares
                      Issue                                                  Held             Value
====================================================================================================
Common              + Omnova Solutions Inc.                                  9,695          $ 39,071
Stocks              + On Assignment, Inc.                                    7,425            63,261
(continued)           Oneida Ltd.                                            4,164            45,929
                    + Onyx Pharmaceuticals, Inc.                             3,500            20,335
                    + Openwave Systems Inc.                                 46,600            93,200
                    + Oplink Communications, Inc.                           29,919            23,636
                    + Optical Communication Products, Inc.                   1,283             1,386
                    + Option Care, Inc.                                      4,881            38,853
                    + OraSure Technologies, Inc.                             9,459            51,552
                    + Orbital Sciences Corporation                           9,635            40,660
                    + Oregon Steel Mills, Inc.                               6,071            24,405
                      Oriental Financial Group Inc.                          2,577            63,343
                    + OrthoLogic Corp.                                       6,000            21,660
                      OshKosh B'Gosh, Inc. (Class A)                         2,702            75,791
                      Oshkosh Truck Corporation                              4,663           286,775
                    + Osmonics, Inc.                                         4,300            72,842
                      Otter Tail Company                                     6,386           171,783
                    + Overland Storage, Inc.                                 3,100            45,201
                      Overseas Shipholding Group, Inc.                       7,798           139,584
                    + Overstock.com, Inc.                                    1,700            22,100
                    + Overture Services, Inc.                               14,353           391,980
                      Owens & Minor, Inc.                                    9,298           152,673
                      Oxford Industries, Inc.                                1,521            39,014
                    + P.A.M. Transportation Services, Inc.                     200             5,042
                    + P.F. Chang's China Bistro, Inc.                        4,708           170,900
                      P.H. Glatfelter Company                                2,901            38,177
                    + PAREXEL International Corporation                      8,097            88,986
                    + PC Connection, Inc.                                    1,059             5,369
                    + PC-Tel, Inc.                                           5,826            39,500
                    + PDF Solutions, Inc.                                    2,300            15,939
                    + PDI, Inc.                                              2,421            26,125
                    + PEC Solutions, Inc.                                    1,877            56,122
                      PFF Bancorp, Inc.                                      3,944           123,250
                    + PICO Holdings, Inc.                                    3,297            44,279
                    + PLATO Learning, Inc.                                   6,100            36,234
                    + PLX Technology, Inc.                                   4,986            19,495
                      PMA Capital Corporation (Class A)                      9,206           131,922
                      PNM Resources Inc.                                    10,919           260,091
                    + POZEN Inc.                                             8,800            45,320
                    + PRAECIS Pharmaceuticals Incorporated                  18,817            61,155
                    + PRG-Schultz International, Inc.                       10,013            89,116
                    + PRIMEDIA Inc.                                         35,100            72,306
                      PS Business Parks, Inc.                                2,508            79,754
                    + PSS World Medical, Inc.                               21,573           147,559
                    + PTEK Holdings, Inc.                                   11,000            48,400
                      Pacific Capital Bancorp                               10,933           278,245
                    + Pacific Gulf Resources                                 4,517             1,129
                      Pacific Northwest Bancorp                              4,608           115,200
                    + Pacific Sunwear of California, Inc.                   12,852           227,352
                    + Pacific Union Bank                                     4,200            48,342
                    + PacifiCare Health Systems, Inc.                       10,300           289,430
                    + Packeteer, Inc.                                        6,507            44,638
                    + Pain Therapeutics, Inc.                                4,600            10,994
                    + Palm Harbor Homes, Inc.                                4,005            69,967
                    + Palm, Inc.                                             7,810           122,617
                      Pan Pacific Retail Properties, Inc.                    9,728           355,364
                    + Panera Bread Company (Class A)                         6,000           208,860
                    + Papa John's International, Inc.                        4,448           124,010
                    + Paradyne Networks, Inc.                                4,000             5,120
                    + Parametric Technology Corporation                     71,800           180,936
                      Park Electrochemical Corp.                             4,849            93,101
                    + Parker Drilling Company                               28,781            63,894
                    + ParkerVision, Inc.                                     1,869            15,251
                      Parkvale Financial Corporation                         2,200            50,710
                      Parkway Properties, Inc.                               1,704            59,776
                      Partners Trust Financial Group, Inc.                     700            11,284
                    + Party City Corporation                                 2,700            32,400
                    + Pathmark Stores, Inc.                                 11,442            58,011
                      Patina Oil & Gas Corporation                           7,326           231,868
                    + Paxar Corporation                                      8,982           132,485
                    + Paxson Communications Corporation                      8,968            18,474
                    + Payless ShoeSource, Inc.                               6,800           349,996
                      Peapack-Gladstone Financial Corporation                2,000            68,500
                    + Pediatrix Medical Group, Inc.                          6,800           272,408
                    + Peets Coffee & Tea Inc.                                3,400            48,042
                    + Pegasus Systems, Inc.                                  7,139            71,604
                    + Pegasystems Inc.                                         500             2,555
                      Penford Corporation                                    1,000            14,090
                      Penn Engineering & Manufacturing Corp.                 2,256            24,026
                    + Penn National Gaming, Inc.                             9,678           153,493
                    + The Penn Traffic Company                               1,100             3,850
                      Penn Virginia Corporation                              2,179            79,207
                      PennFed Financial Services, Inc.                       1,400            38,010
                      PennRock Financial Services Corp.                      1,410            39,128
                      Pennsylvania Real Estate
                        Investment Trust                                     3,279            85,254
                    + Penton Media, Inc.                                     4,304             2,927
                    + Penwest Pharmaceuticals Co.                            3,100            32,860
                      Peoples Bancorp Inc.                                   1,500            38,400
                      The Peoples Holding Company                            1,555            63,366
                      The Pep Boys--Manny, Moe & Jack                       12,510           145,116
                    + Per-Se Technologies, Inc.                              8,798            78,909
                    + Peregrine Pharmaceuticals, Inc.                       24,855            19,387
                    + Pericom Semiconductor Corporation                      4,993            41,492
                    + Perrigo Company                                       18,815           228,602
                    + Petroleum Helicopters, Inc.
                        (Voting Shares)                                      1,300            38,532
                    + PetroQuest Energy, Inc.                               13,086            54,307
                    + Pharmaceutical Resources, Inc.                         5,100           151,980
                    + Pharmacopeia, Inc.                                     8,285            73,902
                    + Philadelphia Consolidated Holding Corp.                4,856           171,902
                      Phillips-Van Heusen Corporation                        6,754            78,076
                    + Phoenix Technologies Ltd.                              6,062            34,978
                    + Photon Dynamics, Inc.                                  4,562           104,014
                    + Photronics, Inc.                                       7,179            98,352
                      Piedmont Natural Gas Company, Inc.                     9,141           323,134
                      Pilgrim's Pride Corporation                            2,969            24,346
                    + Pinnacle Entertainment, Inc.                           6,964            48,261
                    + Pinnacle Holdings Inc.                                10,081                91
                    + Pinnacle Systems, Inc.                                16,291           221,721
                      Pioneer-Standard Electronics, Inc.                     9,863            90,542
                    + Pixelworks, Inc.                                       9,564            55,471
                    + Plains Exploration & Production Company                7,150            69,713
                    + Plains Resources Inc.                                  7,150            84,728
                    + Planar Systems Inc.                                    4,229            87,244
                    + Plantronics, Inc.                                     10,010           151,451
                    + Playboy Enterprises, Inc. (Class B)                    3,707            37,552
                    + Playtex Products, Inc.                                 6,376            62,995
                    + Plexus Corporation                                    12,961           113,798
                    + Plug Power Inc.                                        3,200            14,368
                    + PolyMedica Corporation                                 3,057            94,278
                      PolyOne Corporation                                   22,967            90,031
                    + Pomeroy Computer Resources, Inc.                       1,700            19,890
                      Pope & Talbot, Inc.                                    5,744            81,909
                      Port Financial Corp.                                   1,899            84,733
                    + Portal Software, Inc.                                 31,200            25,210
                    + Possis Medical, Inc.                                   4,988            89,784
                      Post Properties, Inc.                                 10,386           248,225
                      Potlatch Corporation                                   7,797           186,192
                    + Powell Industries, Inc.                                1,931            32,980
                    + Power Integrations, Inc.                               7,232           122,944
                    + Power-One, Inc.                                       18,500           104,895
                    + Powerwave Technologies, Inc.                          21,577           116,516
                    + PracticeWorks, Inc.                                    3,700            29,230
                    + Pre-Paid Legal Services, Inc.                          4,648           121,778
                      Prentiss Properties Trust                              9,350           264,418
                      Presidential Life Corporation                          7,893            78,377
                    + Presstek, Inc.                                        12,740            58,731
                    + Price Communications Corporation                      13,704           189,526
                    + Price Legacy Corporation                               9,900            27,720
                    + Priceline.com Incorporated                            36,100            57,760
                    + PriceSmart, Inc.                                       1,116            25,925
                    + Prima Energy Corporation                               2,743            61,333
                    + Prime Hospitality Corp.                               13,090           106,684
                    + Prime Medical Services, Inc.                           5,300            45,951
                    + The Princeton Review, Inc.                             2,500            12,375
                    + Priority Healthcare Corporation
                        (Class B)                                            7,400           171,680
                    + Private Media Group, Inc.                              8,017            26,055
                      PrivateBancorp, Inc.                                   1,700            64,345
                    + ProAssurance Corporation                               5,923           124,383
                    + ProBusiness Services, Inc.                             5,791            57,910
                    + Progenics Pharmaceuticals, Inc.                          900             5,994
                    + Progress Software Corporation                          9,908           128,309
                    + ProQuest Company                                       5,174           101,410
                      Prosperity Bancshares, Inc.                            2,700            51,300
                    + Protection One, Inc.                                   3,300             6,600
                    + Protein Design Labs, Inc.                             24,100           204,850
                    + Proton Energy Systems, Inc.                            8,434            25,302
                      Provident Bancorp, Inc.                                  900            27,945
                      Provident Bancshares Corporation                       7,014           162,101
                    + Province Healthcare Company                           13,136           127,813
                    + Proxim Corporation (Class A)                          32,034            27,870
                    + ProxyMed, Inc.                                           600             6,264
                      Pulitzer Inc.                                          2,855           128,332
                    + Q-Med, Inc.                                              700             4,382
                    + QRS Corporation                                        2,928            19,325
                    + QuadraMed Corporation                                  5,800            15,196
                      Quaker Chemical Corporation                            1,800            41,760
                    + Quaker City Bancorp, Inc.                              1,500            49,395
                    + Quaker Fabric Corporation                              4,602            31,984
                      Quanex Corporation                                     4,305           144,218
                    + Quanta Services, Inc.                                 10,500            36,750
                    + Quantum Corporation-DLT &
                        Storage Systems                                     34,800            92,916
                    + Quest Software, Inc.                                   9,600            98,976


                                     28 & 29

                           Merrill Lynch Small Cap Index Fund, December 31, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                      Master Small Cap Index Series (continued)
                      ------------------------------------------------------------------------------
                                                                            Shares
                      Issue                                                  Held             Value
====================================================================================================
Common              + Quicksilver Resources Inc.                             2,810          $ 63,028
Stocks              + Quidel Corporation                                     4,600            15,957
(continued)         + Quiksilver, Inc.                                       6,275           167,292
                      Quixote Corporation                                    1,900            34,314
                    + Quovadx, Inc.                                          4,000             9,680
                      R & G Financial Corportation (Class B)                 4,841           112,553
                    + R.H. Donnelley Corporation                             7,233           211,999
                      RAIT Investment Trust                                  5,300           114,480
                    + RARE Hospitality International, Inc.                   5,518           152,407
                    + RCN Corporation                                       16,900             8,957
                    + REMEC, Inc.                                           17,540            68,055
                    + REX Stores Corporation                                 1,400            14,294
                      RFS Hotel Investors, Inc.                              9,020            97,957
                      RLI Corp.                                              3,754           104,737
                    + RMH Teleservices, Inc.                                 2,200            23,100
                      RPC, Inc.                                              3,200            37,120
                    + RSA Security Inc.                                     11,600            69,484
                    + RTI International Metals, Inc.                         4,513            45,581
                    + Racing Champions Ertl Corporation                      3,200            43,680
                    + Radiant Systems, Inc.                                  4,357            41,958
                    + Radiologix, Inc.                                       4,300             9,933
                    + RadiSys Corporation                                    4,042            32,255
                    + RailAmerica, Inc.                                      7,802            55,940
                    + Rainbow Technologies, Inc.                             6,923            49,638
                    + Raindance Communications, Inc.                         9,600            31,008
                    + Ralcorp Holdings, Inc.                                 7,295           183,396
                    + Rambus Inc.                                           23,084           154,894
                      Ramco-Gershenson Properties Trust                      1,500            29,625
                    + Range Resources Corporation                           11,237            60,680
                    + Rayovac Corporation                                    7,864           104,827
                    + Raytech Corporation                                   10,200            58,140
                    + Read-Rite Corporation                                 35,290            12,352
                      Realty Income Corporation                              9,039           316,365
                    + Red Hat, Inc.                                         30,997           183,192
                    + Redback Networks Inc.                                 45,200            37,968
                      Redwood Trust, Inc.                                    3,795           105,121
                      Regal-Beloit Corporation                               6,751           139,746
                    + Regeneron Pharmaceuticals, Inc.                       10,119           187,303
                    + Regent Communications, Inc.                            7,271            42,972
                      Regis Corporation                                     13,235           343,978
                    + Register.com, Inc.                                     7,200            32,400
                    + RehabCare Group, Inc.                                  4,295            81,949
                      Reliance Steel & Aluminum Co.                          6,947           144,775
                    + RemedyTemp, Inc. (Class A)                             2,800            39,200
                    + Remington Oil & Gas Corporation                        6,920           113,557
                    + Renaissance Learning, Inc.                             3,649            68,966
                    + Rent-Way, Inc.                                         6,178            21,623
                      Republic Bancorp, Inc.                                14,273           167,993
                      Republic Bancorp, Inc. (Class A)                       3,909            44,054
                    + Republic Bancshares, Inc.                              2,534            49,793
                    + Res-Care, Inc.                                         1,400             5,081
                    + Research Frontiers Incorporated                        2,304            19,215
                    + ResMed Inc.                                            8,300           253,731
                      Resource America, Inc. (Class A)                       4,349            39,189
                    + Resources Connection, Inc.                             6,316           146,594
                    + Respironics, Inc.                                     10,290           313,135
                    + Restoration Hardware, Inc.                             6,100            30,561
                    + Retek Inc.                                            13,300            36,176
                    + Revlon, Inc. (Class A)                                 6,537            20,003
                      Richardson Electronics, Ltd.                             200             1,732
                    + Rigel Pharmaceuticals, Inc.                            3,000             3,270
                      Riggs National Corporation                             4,101            63,524
                    + Right Management Consultants, Inc.                     5,715            75,724
                    + Rita Medical Systems, Inc.                             1,600             8,080
                    + Riverstone Networks, Inc.                             39,400            83,528
                      Riviana Foods Inc.                                     1,787            48,287
                      Roadway Express, Inc.                                  3,731           137,338
                      Roanoke Electric Steel Corporation                     4,100            38,950
                      Robbins & Myers, Inc.                                  3,312            60,941
                    + The Robert Mondavi Corporation (Class A)               3,242           100,502
                      Rock-Tenn Company (Class A)                            2,880            38,822
                    + Rogers Corporation                                     4,555           101,349
                      Rollins, Inc.                                          4,112           104,650
                      Roper Industries, Inc.                                 8,321           304,549
                    + Roxio, Inc.                                            6,396            30,509
                      Royal Bancshares of Pennsylvania, Inc.                 2,029            43,421
                      Royal Gold, Inc.                                       5,000           124,605
                      Ruddick Corporation                                    7,769           106,358
                    + Rudolph Technologies, Inc.                             3,173            60,795
                      Russ Berrie and Company, Inc.                          2,947            99,550
                      Russell Corporation                                    7,417           124,160
                    + Ryan's Family Steak Houses, Inc.                      12,900           146,415
                      Ryerson Tull, Inc.                                     4,893            29,847
                      S&T Bancorp, Inc.                                      6,863           171,925
                      S.Y. Bancorp, Inc.                                     1,300            48,230
                    + S1 Corporation                                        19,422            86,622
                    + SBS Technologies, Inc.                                 3,988            36,530
                    + SCM Microsystems, Inc.                                 4,534            19,269
                    + SCP Pool Corporation                                   5,673           165,652
                    + SCS Transportation, Inc.                               6,182            61,264
                    + SEACOR SMIT Inc.                                       4,908           218,406
                      SEMCO Energy, Inc.                                     6,487            39,571
                    + SERENA Software, Inc.                                  5,097            80,482
                    + SIPEX Corporation                                      5,761            21,316
                    + SITEL Corporation                                     16,488            19,786
                      SJW Corp.                                                558            43,552
                      SL Green Realty Corp.                                  8,032           253,811
                    + SONICblue Incorporated                                24,932            11,219
                    + SOURCECORP, Incorporated                               4,453            82,781
                    + SPS Technologies, Inc.                                 2,944            69,920
                    + SPSS Inc.                                              2,589            36,220
                    + SRA International, Inc. (Class A)                      2,000            54,180
                    + SS&C Technologies, Inc.                                1,100            11,716
                      SWS Group, Inc.                                        3,904            52,938
                    + Safeguard Scientifics, Inc.                           29,647            40,320
                    + Saga Communications, Inc. (Class A)                    3,433            65,227
                    + Salem Communications Corporation
                        (Class A)                                            2,683            66,994
                    + Salix Pharmaceuticals, Ltd.                            3,700            25,863
                    + Salton, Inc.                                           3,696            35,555
                    + Sanchez Computer Associates, Inc.                      1,599             4,605
                      Sanderson Farms, Inc.                                  1,500            31,365
                    + SanDisk Corporation                                   17,000           345,100
                      Sandy Spring Bancorp, Inc.                             3,514           110,691
                    + Sangamo Biosciences, Inc.                              2,300             6,923
                    + SangStat Medical Corporation                           8,039            90,841
                      Santander BanCorp                                      1,358            17,654
                    + Sapient Corporation                                   28,492            58,409
                      Sauer-Danfoss, Inc.                                    2,273            17,957
                      Saul Centers, Inc.                                     2,322            55,264
                    + Saxon Capital, Inc.                                    9,000           112,590
                    + ScanSoft, Inc.                                        16,200            84,240
                    + ScanSource, Inc.                                       1,700            83,810
                      Schawk, Inc.                                           4,200            41,622
                      Schnitzer Steel Industries, Inc. (Class A)             2,200            45,980
                    + School Specialty, Inc.                                 5,054           100,979
                      Schweitzer-Manduit International, Inc.                 4,320           105,840
                    + Scientific Games Corporation                          10,800            78,408
                    + Scios Inc.                                            12,900           420,282
                      Seaboard Corporation                                      12             2,880
                    + SeaChange International, Inc.                          7,908            48,634
                      Seacoast Banking Corporation of Florida                3,150            59,346
                      Seacoast Financial Services Corporation                7,102           142,118
                    + Seattle Genetics, Inc.                                 2,000             6,200
                      Second Bancorp, Incorporated                           2,317            61,400
                    + Secure Computing Corporation                           9,488            60,818
                    + SeeBeyond Technology Corporation                      14,727            35,787
                    + Select Medical Corporation                             3,900            52,611
                      Selective Insurance Group, Inc.                        8,111           204,235
                    + Seminis, Inc. (Class A)                                7,700            22,176
                    + Semitool, Inc.                                         3,441            21,369
                      Senior Housing Properties Trust                       11,714           124,285
                      Sensient Technologies Corporation                     13,457           302,379
                    + Sepracor Inc.                                         21,200           205,004
                    + Sequa Corporation (Class A)                            1,365            53,385
                    + Sequenom Inc.                                          7,281            13,106
                    + Serologicals Corporation                               6,972            76,692
                    + Service Corporation International                     82,000           272,240
                    + Sharper Image Corporation                              2,600            45,318
                      Shenandoah Telecommunications Company                    600            29,352
                    + Shoe Carnival, Inc.                                    1,200            16,813
                    + Shop At Home, Inc.                                     6,300            16,821
                    + ShopKo Stores, Inc.                                    9,198           114,515
                    + Shuffle Master, Inc.                                   5,800           110,838
                    + Shurgard Storage Centers, Inc. (Class A)              10,389           325,591
                    + Sierra Health Services, Inc.                           6,926            83,181
                      Sierra Pacific Resources                              26,877           174,701
                    + Silgan Holdings Inc.                                   3,300            81,444
                    + Silicon Graphics, Inc.                                55,207            62,384
                    + Silicon Image, Inc.                                   18,176           109,056
                    + Silicon Laboratories Inc.                              7,100           135,468
                    + Silicon Storage Technology, Inc.                      20,558            83,054
                    + Siliconix Incorporated                                 1,700            39,780
                      Simmons First National Corporation (Class A)           2,100            76,965
                    + Simpson Manufacturing Co., Inc.                        4,066           133,771
                    + Sinclair Broadcast Group, Inc. (Class A)               9,864           114,718
                    + Sirius Satellite Radio Inc.                            8,727             5,585
                      Sizeler Property Investors, Inc.                       1,600            14,864
                    + Skechers U.S.A., Inc. (Class A)                        5,755            48,860
                      Skyline Corporation                                    1,401            41,329
                    + Skyworks Solutions, Inc.                              40,733           351,118
                    + Smart & Final Inc.                                     2,629            13,671
                    + Sola International Inc.                                6,300            81,900
                      Solutia Inc.                                          29,754           108,007


                                     30 & 31

                           Merrill Lynch Small Cap Index Fund, December 31, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                      Master Small Cap Index Series (continued)
                      ------------------------------------------------------------------------------
                                                                            Shares
                      Issue                                                  Held             Value
====================================================================================================
Common              + Somera Communications, Inc.                           11,274          $ 30,440
Stocks              + Sonic Corp.                                           11,276           231,045
(continued)         + Sonic Innovations, Inc.                                1,200             4,572
                    + SonicWALL, Inc.                                       13,941            50,606
                    + SonoSite, Inc.                                         5,215            68,160
                    + Sonus Networks, Inc.                                  58,700            58,700
                    + Sotheby's Holdings, Inc. (Class A)                    11,536           103,824
                    + SoundView Technology Group, Inc.                      21,644            32,466
                      The South Financial Group, Inc.                       12,238           252,837
                      South Jersey Industries, Inc.                          3,266           107,843
                      Southern Peru Limited                                  4,302            61,949
                    + Southern Union Company                                10,455           172,508
                      Southwest Bancorp, Inc.                                1,900            49,381
                    + Southwest Bancorporation of Texas, Inc.                8,824           254,219
                      Southwest Gas Corporation                              8,690           203,780
                      Southwest Water Company                                4,095            54,259
                    + Southwestern Energy Company                            7,424            85,005
                    + Sovran Self Storage, Inc.                              4,104           116,389
                    + Spanish Broadcasting System, Inc. (Class A)           11,384            81,965
                      Spartan Motors, Inc.                                   3,800            43,244
                      Spartech Corporation                                   5,054           104,264
                    + Specialty Laboratories, Inc.                           1,824            17,620
                    + SpectraLink Corporation                                4,280            30,730
                    + SpeechWorks International Inc.                         5,576            15,501
                    + Speedway Motorsports, Inc.                             3,155            81,336
                    + Spherion Corporation                                  16,829           112,754
                    + Spiegel, Inc. (Class A)                                8,960             3,226
                    + Spinnaker Exploration Company                          6,787           149,653
                    + The Sports Authority, Inc.                             8,200            57,400
                    + Sports Resorts International, Inc.                     4,900            28,763
                      St. Francis Capital Corporation                        2,100            49,182
                      St. Mary Land & Exploration Company                    8,726           218,150
                    + Stage Stores, Inc.                                     5,100           107,304
                    + Stamps.com Inc.                                       10,207            47,667
                      Standard Commercial Corporation                        2,200            39,820
                    + Standard Microsystems Corporation                      4,860            94,624
                      Standard Motor Products, Inc.                          1,900            24,700
                      Standard Pacific Corp.                                 9,130           225,967
                      The Standard Register Company                          4,345            78,210
                      Standex International Corporation                      3,131            74,643
                    + Stanley Furniture Company, Inc.                          800            18,600
                    + StarMedia Network, Inc.                                8,765                 1
                    + StarTek, Inc.                                          2,440            67,344
                      State Auto Financial Corporation                       2,512            38,936
                      State Bancorp, Inc.                                    3,300            59,400
                      Staten Island Bancorp, Inc.                           15,384           309,834
                    + Station Casinos, Inc.                                 10,021           177,372
                    + The Steak 'n Shake Company                             5,128            51,280
                    + Steel Dynamics, Inc.                                  10,097           121,467
                    + Stein Mart, Inc.                                       5,524            33,696
                    + Steinway Musical Instruments, Inc.                     1,200            19,524
                      Stepan Company                                         1,755            43,875
                    + Stericycle, Inc.                                      10,284           332,986
                      Sterling Bancorp                                       2,328            61,273
                      Sterling Bancshares, Inc.                             11,076           135,349
                      Sterling Financial Corporation (PA)                    4,150            98,148
                    + Sterling Financial Corporation (Spokane)               2,400            45,168
                    + Steve Madden, Ltd.                                     3,612            65,269
                    + Stewart & Stevenson Services, Inc.                     9,424           133,255
                    + Stewart Enterprises, Inc. (Class A)                   24,824           138,294
                    + Stewart Information Services Corporation               4,022            86,030
                    + Stillwater Mining Company                             11,317            60,546
                    + Stone Energy Corporation                               6,578           219,442
                    + Stoneridge, Inc.                                       3,487            41,495
                    + StorageNetworks, Inc.                                 26,200            30,392
                    + Stratex Networks, Inc.                                23,971            52,976
                    + Stratos Lightwave, Inc.                                2,121             9,330
                    + Strattec Security Corporation                            600            28,764
                      Strayer Education, Inc.                                2,992           172,040
                      The Stride Rite Corporation                           11,535            82,706
                      Sturm, Ruger & Company, Inc.                           5,678            54,338
                      Suffolk Bancorp                                        2,800            88,536
                      Summit Bancshares, Inc.                                2,300            44,850
                      Summit Properties Inc.                                 6,319           112,478
                      Sun Bancorp, Inc.                                      2,300            42,046
                    + Sun Bancorp, Inc. (NJ)                                 3,400            45,220
                      Sun Communities, Inc.                                  4,743           173,451
                    + Sunrise Assisted Living, Inc.                          5,237           130,349
                    + SuperGen, Inc.                                         8,582            31,153
                    + Superior Energy Services, Inc.                        11,605            95,161
                      Superior Financial Corp.                               3,100            56,950
                      Superior Industries International, Inc.                6,499           268,799
                    + Supertex, Inc.                                         1,867            27,800
                    + SureBeam Corporation (Class A)                        17,286            69,835
                      SureWest Communications                                3,300           122,760
                    + SurModics, Inc.                                        4,163           119,395
                      Susquehanna Bancshares, Inc.                          10,904           227,250
                    + Swift Energy Company                                   7,917            76,557
                    + Sybron Dental Specialties, Inc.                       10,200           151,980
                    + Sycamore Networks, Inc.                               46,500           134,385
                    + Sykes Enterprises, Incorporated                       10,761            35,296
                    + Sylvan Learning Systems, Inc.                         10,128           166,099
                    + Symyx Technologies                                     6,279            79,053
                    + Synaptics Incorporated                                   600             4,560
                    + Syncor International Corporation                       4,606           127,724
                    + Synplicity, Inc.                                       5,300            20,034
                    + Syntel, Inc.                                             883            18,552
                    + Syntroleum Corporation                                11,509            19,911
                      Sypris Solutions, Inc.                                   600             6,126
                    + Systems & Computer Technology Corporation              8,492            73,031
                    + TALK America Holdings, Inc.                            7,633            42,745
                      TALX Corporation                                       4,320            55,814
                    + TBC Corporation                                        4,700            56,447
                    + TETRA Technologies, Inc.                               4,661            99,605
                    + THQ Inc.                                              12,125           160,656
                    + TIBCO Software Inc.                                   21,800           134,724
                    + TRC Companies, Inc.                                    2,500            32,825
                    + TTM Technologies, Inc.                                 2,200             7,280
                    + Take-Two Interactive Software, Inc.                   11,214           263,417
                      Tanger Factory Outlet Centers, Inc.                    1,561            48,391
                    + Tanox, Inc.                                            6,945            62,852
                      Tasty Baking Company                                     800             6,960
                      Taubman Centers, Inc.                                  9,508           154,315
                    + Techne Corporation                                    12,529           357,928
                    + Technical Olympic USA, Inc.                              300             4,443
                      Technitrol, Inc.                                      10,461           168,840
                      Tecumseh Products Company (Class A)                    4,828           213,060
                    + Tejon Ranch Co.                                        1,315            39,056
                    + Tekelec                                               14,300           149,435
                    + Teledyne Technologies Incorporated                     8,634           135,381
                    + TeleTech Holdings, Inc.                               11,089            80,506
                    + Telik, Inc.                                            8,032            93,653
                    + Tellium, Inc.                                         12,300             7,872
                      Tennant Company                                        2,637            85,966
                    + Tenneco Automotive Inc.                                8,800            35,552
                    + Terayon Communication Systems, Inc.                   17,776            36,441
                    + Terex Corporation                                     12,743           141,957
                    + Terra Industries, Inc.                                16,900            25,857
                    + Tesoro Petroleum Corporation                          19,765            89,338
                    + Tetra Tech, Inc.                                      15,431           188,258
                    + Texas Biotechnology Corporation                        9,796            13,714
                      Texas Industries, Inc.                                 6,045           146,893
                      Texas Regional Bancshares, Inc. (Class A)              6,168           219,217
                    + Theragenics Corporation                                6,932            27,936
                    + Therasense, Inc.                                       7,400            61,790
                    + Therma-Wave Inc.                                       7,031             7,383
                    + Thomas & Betts Corporation                            12,352           208,749
                      Thomas Industries Inc.                                 3,899           101,608
                    + Thomas Nelson, Inc.                                      900             9,018
                      Thor Industries, Inc.                                  4,342           149,495
                    + Thoratec Laboratories Corporation                     12,447            94,971
                      Thornburg Mortgage, Inc.                              13,400           269,340
                    + Three-Five Systems, Inc.                               5,156            33,256
                    + Tier Technologies, Inc. (Class B)                      4,900            78,400
                    + Time Warner Telecom Inc. (Class A)                    15,100            31,861
                    + TiVo Inc.                                              5,094            26,642
                    + Tollgrade Communications, Inc.                         3,741            43,882
                    + Tom Brown, Inc.                                       10,415           261,417
                      Tompkins Trustco, Inc.                                 1,700            74,970
                    + Too Inc.                                               9,166           215,584
                    + The Topps Company, Inc.                               10,391            90,402
                      The Toro Company                                       3,199           204,416
                    + Touch America Holdings, Inc.                          30,394            11,854
                    + Tower Automotive, Inc.                                16,071            72,319
                      Town & Country Trust                                   3,063            64,629
                    + Tractor Supply Company                                 4,300           161,680
                    + Trammell Crow Company                                  6,978            62,802
                    + Trans World Entertainment Corporation                  5,730            20,800
                    + Transaction Systems Architects, Inc.
                        (Class A)                                           10,185            66,202
                    + Transcontinental Realty Investors, Inc.                2,100            37,044
                    + Transkaryotic Therapies, Inc.                          8,440            83,556
                    + Transmeta Corporation                                 36,600            42,822
                    + TransMontaigne Inc.                                    5,931            27,520
                      Tredegar Corporation                                   6,445            96,675
                      Tremont Corporation                                      800            23,840
                    + Trex Company, Inc.                                     1,509            53,268
                    + Triad Guaranty Inc.                                    2,776           102,323
                    + Triangle Pharmaceuticals, Inc.                         9,106            54,090
                    + Triarc Companies, Inc.                                 3,825           100,368


                                     32 & 33

                           Merrill Lynch Small Cap Index Fund, December 31, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                      Master Small Cap Index Series (continued)
                      ------------------------------------------------------------------------------
                                                                            Shares
                      Issue                                                  Held             Value
====================================================================================================
Common                TriCo Bancshares                                       2,200          $ 54,120
Stocks              + Trico Marine Services, Inc.                            7,706            25,661
(continued)         + Trikon Technologies, Inc.                              2,800            14,000
                    + Trimble Navigation Limited                             8,104           101,219
                    + Trimeris, Inc.                                         4,038           173,997
                      Trinity Industries, Inc.                               9,950           188,652
                    + TriPath Imaging, Inc.                                  7,332            19,650
                    + Tripos, Inc.                                           2,700            19,791
                    + TriQuint Semiconductor, Inc.                          40,336           171,025
                    + Triton PCS Holdings, Inc. (Class A)                    3,300            12,969
                    + Triumph Group, Inc.                                    3,279           104,731
                    + The TriZetto Group, Inc.                               6,908            42,415
                    + Tropical Sportswear Int'l Corporation                  2,600            23,322
                      Troy Financial Corporation                             1,745            47,080
                      TrustCo Bank Corp NY                                  22,116           238,410
                      The Trust Company of New Jersey                        5,380           149,731
                    + Tuesday Morning Corporation                            2,490            42,579
                    + Tularik Inc.                                          12,495            93,213
                      Tupperware Corporation                                16,074           242,396
                    + Turnstone Systems, Inc.                                7,886            21,292
                    + Tweeter Home Entertainment Group, Inc.                 6,430            37,165
                    + Tyler Technologies, Inc.                               6,400            26,688
                    + U.S. Concrete, Inc.                                    8,100            44,307
                    + U.S. Industries, Inc.                                 22,750            59,832
                    + U.S. Physical Therapy, Inc.                            3,650            40,697
                      U.S. Restaurant Properties, Inc.                       5,700            80,256
                    + U.S. Xpress Enterprises, Inc. (Class A)                3,200            28,032
                      U.S.B. Holding Co., Inc.                               3,284            58,127
                    + UAL Corporation                                       22,700            32,461
                      UCBH Holdings, Inc.                                    5,649           239,800
                      UGI Corporation                                        8,456           316,170
                    + UICI                                                  10,939           170,101
                      UIL Holdings Corporation                               3,900           135,993
                      UMB Financial Corporation                              4,176           159,778
                    + UNOVA, Inc.                                           12,009            72,054
                    + URS Corporation                                        7,277           103,552
                    + US Oncology, Inc.                                     20,723           179,668
                    + US Unwired Inc. (Class A)                             21,280            10,427
                      USEC Inc.                                             20,559           123,765
                      USFreightways Corporation                              8,402           241,557
                    + USG Corporation                                       10,700            90,415
                    + USinternetworking, Inc.                                4,300                 0
                    + UbiquiTel Inc.                                        17,100             6,840
                    + Ulticom, Inc.                                          2,440            18,276
                    + Ultimate Electronics, Inc.                             2,619            26,583
                    + Ultratech Stepper, Inc.                                7,390            72,710
                      Umpqua Holdings Corporation                            7,370           134,503
                    + Unifi, Inc.                                           14,372            75,453
                      UniFirst Corporation                                   1,400            28,280
                    + Unilab Corporation                                     6,000           109,800
                      Union Bankshares Corporation                           3,000            81,750
                      UniSource Energy Corporation                           8,383           144,942
                    + Unit Corporation                                      11,708           217,183
                    + United Auto Group, Inc.                                4,031            50,266
                      United Bankshares, Inc.                               11,005           319,816
                      United Community Banks, Inc.                           4,000            97,480
                      United Community Financial Corp.                       9,073            78,481
                    + United Defense Industries, Inc.                        6,700           156,110
                      United Fire & Casualty Company                         1,500            50,175
                      United Industrial Corporation                          3,900            62,400
                      United National Bancorp                                6,091           140,397
                    + United Natural Foods, Inc.                             6,190           156,916
                    + United Online, Inc.                                    5,000            79,705
                    + United Stationers, Inc.                                9,149           263,500
                    + United Surgical Partners
                        International, Inc.                                  4,900            76,543
                    + United Therapeutics Corporation                        5,146            85,938
                      Unitil Corporation                                       800            19,840
                    + Universal American Financial Corp.                     6,800            39,569
                    + Universal Compression Holdings, Inc.                   4,726            90,408
                      Universal Corporation                                  8,156           301,446
                    + Universal Display Corporation                          4,407            34,771
                    + Universal Electronics Inc.                             3,886            37,850
                      Universal Forest Products, Inc.                        4,034            86,009
                      Universal Health Realty Income Trust                   2,427            63,709
                      Unizan Financial Corp.                                 6,219           122,825
                    + Urban Outfitters, Inc.                                 2,600            61,282
                    + Urologix, Inc.                                         3,625            11,999
                      Urstadt Biddle Properties (Class A)                    5,500            60,940
                    + VCA Antech, Inc.                                       4,200            63,000
                    + VISX, Incorporated                                    13,686           131,112
                    + VIVUS, Inc.                                            7,500            27,975
                    + Vail Resorts, Inc.                                     1,756            26,638
                      Valhi, Inc.                                            6,100            50,630
                      Valmont Industries, Inc.                               3,658            70,965
                      Value Line, Inc.                                         400            17,376
                    + ValueClick, Inc.                                      15,600            43,524
                    + ValueVision International, Inc. (Class A)              5,856            87,723
                    + Vans, Inc.                                             6,883            39,095
                    + Varian Inc.                                            8,035           230,524
                    + Varian Semiconductor Equipment
                        Associates, Inc.                                     8,842           210,095
                    + Vastera, Inc.                                          7,700            43,513
                      Vector Group Ltd.                                      7,438            86,429
                    + Veeco Instruments Inc.                                 6,727            77,764
                    + Ventana Medical Systems, Inc.                          2,880            66,384
                      Ventas, Inc.                                          18,405           210,737
                    + Verint Systems Inc.                                    2,300            46,414
                    + Veritas DGC Inc.                                      10,297            81,346
                    + Verity, Inc.                                           7,467            99,991
                    + Versicor, Inc.                                         5,006            54,015
                      Vesta Insurance Group, Inc.                            5,000            13,750
                    + Vialta, Inc.                                              85                26
                    + ViaSat, Inc.                                           6,601            76,175
                    + Viasys Healthcare Inc.                                 6,400            95,296
                    + Viasystems Group, Inc.                                12,148                 5
                    + Vical Incorporated                                     8,292            28,773
                    + Vicor Corporation                                      5,796            47,823
                    + Viewpoint Corporation                                  8,541            15,972
                    + Vignette Corporation                                  59,600            73,129
                      Vintage Petroleum, Inc.                               14,883           157,016
                    + Virage Logic Corporation                               2,500            25,075
                    + Virbac Corporation                                     5,400            30,294
                      Virco Mfg. Corporation                                 2,640            26,928
                      Virginia Financial Group, Inc.                         2,700            80,460
                      Vital Signs, Inc.                                      1,724            51,513
                    + VitalWorks Inc.                                       11,800            45,430
                    + Vitesse Semiconductor Corporation                     55,500           121,268
                    + Vitria Technology, Inc.                               21,200            15,900
                    + Volt Information Sciences, Inc.                        1,559            26,659
                    + W.R. Grace & Co.                                      14,500            28,420
                    + WCI Communities, Inc.                                  1,100            11,220
                      WD-40 Company                                          4,989           131,809
                    + WESCO International, Inc.                              4,058            22,278
                    + WFS Financial Inc.                                     2,047            42,805
                      WGL Holdings Inc.                                     14,973           358,154
                      W Holding Company, Inc.                               13,277           217,875
                    + W-H Energy Services, Inc.                              7,957           116,093
                    + WMS Industries Inc.                                    5,312            79,574
                      WPS Resources Corporation                              9,604           372,827
                      WSFS Financial Corporation                             1,991            65,643
                    + Wabash National Corporation                            6,745            56,523
                      Wabtec Corporation                                     8,539           119,887
                    + Wackenhut Corrections Corporation                      1,200            13,332
                      Wallace Computer Services, Inc.                       10,801           232,329
                      Walter Industries, Inc.                                7,402            80,312
                      Warwick Community Bancorp, Inc.                        1,700            48,161
                      Washington Real Estate Investment Trust                9,865           251,557
                      Washington Trust Bancorp, Inc.                         3,800            74,214
                    + Waste Connections, Inc.                                8,412           324,787
                    + WatchGuard Technologies, Inc.                          6,062            38,682
                    + Water Pik Technologies, Inc.                           1,700            12,495
                      Watsco, Inc.                                           3,765            61,671
                    + Watson Wyatt & Company Holdings                        4,725           102,769
                      Watts Industries, Inc. (Class A)                       4,536            71,397
                      Wausau--Mosinee Paper Corporation                     10,842           121,647
                      Waypoint Financial Corp.                              11,400           202,920
                    + WebEx Communications, Inc.                             6,331            94,965
                    + webMethods, Inc.                                      14,220           116,888
                    + Websense, Inc.                                         6,651           142,072
                      Weis Markets, Inc.                                     3,100            96,255
                      Wellman, Inc.                                          9,118           123,002
                    + Wellsford Real Properties Inc.                         2,600            40,976
                      Werner Enterprises, Inc.                              12,012           258,618
                      WesBanco, Inc.                                         6,063           141,813
                      West Coast Bancorp                                     3,400            51,510
                    + West Marine, Inc.                                      3,800            52,022
                      West Pharmaceutical Services, Inc.                     3,838            93,647
                      Westar Energy, Inc.                                   17,600           174,240
                      Westcorp                                               2,836            59,556
                    + Western Digital Corporation                           54,182           346,223
                      Western Gas Resources, Inc.                            5,913           217,894
                    + Western Wireless Corporation (Class A)                18,700            99,110
                      Westfield Financial, Inc.                                400             6,200
                    + WestPoint Stevens Inc.                                10,498             6,194
                    + Westport Resources Corporation                         5,806           120,765
                    + The Wet Seal, Inc. (Class A)                           8,575            92,275
                    + White Electronic Designs Corporation                   3,800            29,070
                    + Whitehall Jewellers, Inc.                              3,500            33,250
                    + Wild Oats Markets, Inc.                                6,529            67,379
                    + William Lyon Homes, Inc.                                 700            15,281
                    + Wilson Greatbatch Technologies, Inc.                   6,500           189,800
                    + Wilsons The Leather Experts Inc.                       5,799            28,995
                    + Wind River Systems, Inc.                              21,200            86,920
                      Winnebago Industries, Inc.                             2,995           117,494


                                     34 & 35

                           Merrill Lynch Small Cap Index Fund, December 31, 2002

SCHEDULE OF INVESTMENTS (concluded)                            (in U.S. dollars)

                      Master Small Cap Index Series (concluded)
                      ------------------------------------------------------------------------------
                                                                            Shares
                      Issue                                                  Held             Value
====================================================================================================
Common                Winston Hotels, Inc.                                   4,955      $     38,649
Stocks                Wintrust Financial Corporation                         4,800           150,336
(concluded)         + Wireless Facilities, Inc.                              6,713            40,345
                    + Witness Systems, Inc.                                  3,800            13,072
                      Wolverine World Wide, Inc.                            11,272           170,320
                    + Women First HealthCare, Inc.                           2,800            12,771
                      Woodhead Industries, Inc.                              2,611            29,504
                      Woodward Governor Company                              2,993           130,195
                    + World Acceptance Corporation                           4,500            34,245
                      World Fuel Services Corporation                        1,700            34,850
                    + World Wrestling Federation
                        Entertainment, Inc.                                  2,568            20,672
                      Worthington Industries, Inc.                          20,541           313,045
                    + Wright Medical Group, Inc.                             5,300            92,533
                    + Wyndham International, Inc.                           35,361             8,133
                    + XM Satellite Radio Holdings Inc. (Class A)            18,207            48,977
                    + XO Communications, Inc. (Class A)                     53,600             2,841
                      X-Rite, Incorporated                                   5,917            41,360
                    + Xicor, Inc.                                            5,734            21,388
                    + The Yankee Candle Company, Inc.                        7,783           124,528
                      Yardville National Bancorp                             1,100            18,964
                    + Yellow Corporation                                     8,863           223,268
                    + Young Broadcasting Inc. (Class A)                      4,508            59,370
                    + Young Innovations, Inc.                                  600            13,962
                      Zenith National Insurance Corp.                        2,437            57,318
                    + Zoll Medical Corporation                               2,861           102,052
                    + Zomax Incorporated                                     8,508            36,159
                    + Zoran Corporation                                      8,046           113,207
                    + Zygo Corporation                                       3,295            23,032
                    + Zymogentics, Inc.                                      1,100            10,890
                      ------------------------------------------------------------------------------
                      Total Common Stocks (Cost--$214,450,606)--95.0%                    172,838,603
====================================================================================================

                     Partnership
                      Interest                Short-Term Securities
====================================================================================================
                      $2,917,060          Merrill Lynch Liquidity Series,
                                            LLC Cash Sweep Series I*                       2,917,060
====================================================================================================
                     Total Short-Term Securities (Cost--$2,917,060)--1.6%                  2,917,060
====================================================================================================
                     Total Investments (Cost--$217,367,666)--96.6%                       175,755,663

                     Variation Margin on Financial Futures Contracts**--(0.1%)              (255,126)

                     Other Assets Less Liabilities--3.5%                                   6,414,934
                                                                                        ------------
                     Net Assets--100.0%                                                 $181,915,471
                                                                                        ============
====================================================================================================

(a) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
+     Non-income producing security.
* Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2 (a)(3) of the Investment Company Act of 1940) are as follows:

      --------------------------------------------------------------------------
                                              Net            Net        Interest
      Affiliate                            Activity         Cost         Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series,
      LLC Cash Sweep Series I             $2,917,060     $2,917,060      $7,083
      --------------------------------------------------------------------------

** Financial futures contracts purchased as of December 31, 2002 were as follows:

      --------------------------------------------------------------------------
      Number of                                    Expiration
      Contracts                Issue                  Date               Value
      --------------------------------------------------------------------------
         45                Russell 2000            March 2003         $8,622,000
      --------------------------------------------------------------------------
      (Total Contract Price--$8,649,582)                              $8,622,000
                                                                      ==========
      --------------------------------------------------------------------------

      See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MASTER
SMALL CAP
INDEX SERIES             As of December 31, 2002
==========================================================================================================================
Assets:                  Investments, at value (including securities loaned of $4,837,342)
                         (identified cost--$217,367,666) .................................                   $ 175,755,663
                         Investments held as collateral for loaned securities, at value ..                       5,253,650
                         Cash on deposit for financial futures contracts .................                         480,000
                         Receivables:
                           Contributions .................................................    $ 6,399,424
                           Dividends .....................................................        271,034
                           Investment adviser ............................................         85,524
                           Loaned securities income ......................................         12,968
                           Securities sold ...............................................          9,462
                           Interest ......................................................          4,574        6,782,986
                                                                                              -----------
                         Prepaid expenses ................................................                           1,371
                                                                                                               -----------
                         Total assets ....................................................                     188,273,670
                                                                                                               -----------
==========================================================================================================================
Liabilities:             Collateral on securities loaned, at value .......................                       5,253,650
                         Payables:
                           Withdrawals ...................................................        495,468
                           Securities purchased ..........................................        288,769
                           Variation margin ..............................................        255,126
                           Custodian bank ................................................         36,285        1,075,648
                                                                                              -----------
                         Accrued expenses ................................................                          28,901
                                                                                                               -----------
                         Total liabilities ...............................................                       6,358,199
                                                                                                             =============
==========================================================================================================================
Net Assets:              Net assets ......................................................                   $ 181,915,471
                                                                                                             =============
==========================================================================================================================
Net Assets               Investors' capital ..............................................                   $ 223,555,056
Consist of:              Unrealized depreciation on investments--net .....................                     (41,639,585)
                                                                                                               -----------
                         Net assets ......................................................                   $ 181,915,471
                                                                                                             =============
==========================================================================================================================

      See Notes to Financial Statements.

                                    36 & 37

                           Merrill Lynch Small Cap Index Fund, December 31, 2002

STATEMENT OF OPERATIONS

MASTER
SMALL CAP
INDEX SERIES             For the Year Ended December 31, 2002
==============================================================================================================================
Investment Income:       Dividends (net of $1,022 foreign withholding tax) ................                      $   2,396,237
                         Interest .........................................................                            127,093
                         Securities lending--net ..........................................                             34,978
                                                                                                                 -------------
                         Total income .....................................................                          2,558,308
                                                                                                                 -------------
==============================================================================================================================
Expenses:                Professional fees ................................................    $     149,435
                         Custodian fees ...................................................           46,705
                         Accounting services ..............................................           37,486
                         Investment advisory fees .........................................           19,128
                         Trustees' fees and expenses ......................................           14,625
                         Printing and shareholder reports .................................              603
                         Other ............................................................            5,207
                                                                                               -------------
                         Total expenses before reimbursement ..............................          273,189
                         Reimbursement of expenses ........................................         (120,169)
                                                                                               -------------
                         Total expenses after reimbursement ...............................                            153,020
                                                                                                                 -------------
                         Investment income--net ...........................................                          2,405,288
                                                                                                                 -------------
==============================================================================================================================
Realized &               Realized loss from investments--net ..............................                        (12,560,901)
Unrealized               Change in unrealized depreciation on investments--net ............                        (35,615,150)
Loss on                                                                                                          -------------
Investments--Net:        Total realized and unrealized loss on investments--net ...........                        (48,176,051)
                                                                                                                 -------------
                         Net Decrease in Net Assets Resulting from Operations .............                      $ (45,770,763)
                                                                                                                 =============
==============================================================================================================================

      See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                      For the Year Ended
MASTER                                                                                                   December 31,
SMALL CAP                                                                                      -------------------------------
INDEX SERIES             Increase (Decrease) in Net Assets:                                         2002              2001
==============================================================================================================================
Operations:              Investment income--net ...........................................    $   2,405,288     $   2,780,462
                         Realized gain (loss) on investments--net .........................      (12,560,901)        1,032,521
                         Change in unrealized appreciation/depreciation on investments--net      (35,615,150)           61,370
                                                                                               -------------     -------------
                         Net increase (decrease) in net assets resulting from operations ..      (45,770,763)        3,874,353
                                                                                               -------------     -------------
==============================================================================================================================
Capital                  Proceeds from contributions ......................................      105,968,467       138,087,587
Transactions:            Fair value of withdrawals ........................................      (61,250,024)     (128,237,981)
                                                                                               -------------     -------------
                         Net increase in net assets derived from capital transactions .....       44,718,443         9,849,606
                                                                                               -------------     -------------
==============================================================================================================================
Net Assets:              Total increase (decrease) in net assets ..........................       (1,052,320)       13,723,959
                         Beginning of year ................................................      182,967,791       169,243,832
                                                                                               -------------     -------------
                         End of year ......................................................    $ 181,915,471     $ 182,967,791
                                                                                               =============     =============
==============================================================================================================================

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

MASTER
SMALL CAP                The following ratios have been derived                     For the Year Ended December 31,
INDEX SERIES             from information provided in the         -----------------------------------------------------------------
                         financial statements.                        2002         2001         2000          1999          1998
===================================================================================================================================
Total Investment                                                      (20.19%)        2.37%          --            --            --
Return:*                                                          ==========    ==========   ==========    ==========    ==========
===================================================================================================================================
Ratios to Average        Expenses, net of reimbursement .......          .08%          .08%         .09%          .14%          .17%
Net Assets:                                                       ==========    ==========   ==========    ==========    ==========
                         Expenses .............................          .14%          .13%         .13%          .17%          .28%
                                                                  ==========    ==========   ==========    ==========    ==========
                         Investment income--net ...............         1.26%         1.45%        1.90%         1.83%         1.46%
                                                                  ==========    ==========   ==========    ==========    ==========
===================================================================================================================================
Supplemental             Net assets, end of year (in thousands)   $  181,915    $  182,968   $  169,244    $  114,799    $   83,831
Data:                                                             ==========    ==========   ==========    ==========    ==========
                         Portfolio turnover ...................        39.00%        48.50%       50.51%        51.20%        48.16%
                                                                  ==========    ==========   ==========    ==========    ==========
===================================================================================================================================

* Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

      See Notes to Financial Statements.


                                    38 & 39

                           Merrill Lynch Small Cap Index Fund, December 31, 2002

NOTES TO FINANCIAL STATEMENTS

MASTER
SMALL CAP
INDEX SERIES

1. Significant Accounting Policies:

Master Small Cap Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments -- Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments -- The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes -- The Series is classified as a partnership for Federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Accordingly, as a "pass through" entity, the Series pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Custodian bank -- The Series recorded an amount payable to the custodian bank reflecting an overnight overdraft, which resulted from management estimates of available cash.

(f) Securities lending -- The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. FAM has entered into a contractual arrangement with the Series under which the expenses incurred by the Series will not exceed .08%. Effective January 1, 2003, the limit was increased from .08% to .09%. This arrangement expires December 31, 2003 and is renewable. FAM reimbursed the Series for expenses of $120,169.

Merrill Lynch Trust Company, an indirect, wholly-owned Subsidiary of ML & Co., is the Series' Custodian.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Advisors, LLC ("MLIA"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIA may, on behalf of the Trust and Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIA or in registered money market funds advised by FAM or its affiliates. As of December 31, 2002, cash collateral of $2,784,435 was invested in the Money Market Series of the Merrill Lynch Liquidity Series, LLC and $2,469,215 was invested in the Merrill Lynch Premier Institutional Fund. As of December 31, 2002, the Series lent securities with a value of $475,396 to MLPF&S or its affiliates. For the year ended December 31, 2002, MLIA received $15,370 in securities lending agent fees from the Series.

In addition, MLPF&S received $24 in commissions on the execution of Portfolio security transactions for the Series for the year ended December 31, 2002.


                                     40 & 41

                           Merrill Lynch Small Cap Index Fund, December 31, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER
SMALL CAP
INDEX SERIES

For the year ended December 31, 2002, the Series reimbursed FAM $4,759 for certain accounting services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2002 were $118,149,718 and $71,093,835, respectively.

Net realized losses for the year ended December 31, 2002 and net unrealized losses as of December 31, 2002 were as follows:

--------------------------------------------------------------------------------
                                                Realized             Unrealized
                                                 Losses                Losses
--------------------------------------------------------------------------------
Long-term investments ................        $(10,056,188)        $(41,612,003)
Financial futures contracts ..........          (2,504,713)             (27,582)
                                              ------------         ------------
Total ................................        $(12,560,901)        $(41,639,585)
                                              ============         ============
--------------------------------------------------------------------------------

As of December 31, 2002, net unrealized depreciation for Federal income tax purposes aggregated $44,987,098, of which $16,733,679 related to appreciated securities and $61,720,777 related to depreciated securities. At December 31, 2002, the aggregate cost of investments for Federal income tax purposes was $220,742,761.

4. Short-Term Borrowings:

The Series, along with certain other funds managed by FAM and its affiliates, is a party to a credit agreement with Bank One, N.A. and certain other lenders. Effective November 29, 2002, in conjunction with the renewal for one year at the same terms, the total commitment was reduced from $1,000,000,000 to $500,000,000. The Series may borrow under the credit agreement to fund partner withdrawals and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of ..09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Fund did not borrow under the credit agreement during the year ended December 31, 2002.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Investors,
Master Small Cap Index Series
(One of the series constituting
Quantitative Master Series Trust):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Small Cap Index Series (one of the series constituting Quantitative Master Series Trust) as of December 31, 2002, the related statements of operations for the year then ended, and changes in net assets for each of the two years in the two-year period then ended, and the financial highlights for each of the years presented. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master Small Cap Index Series of the Quantitative Master Series Trust as of December 31, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 20, 2003


                                     42 & 43

                           Merrill Lynch Small Cap Index Fund, December 31, 2002

OFFICERS AND DIRECTORS/TRUSTEES

                                                                                                         Number of         Other
                                 Position(s)                                                           Portfolios in   Directorships
                                     Held      Length                                                   Fund Complex      Held by
                                  with Fund    of Time                                                  Overseen by      Director/
Name               Address & Age    /Trust     Served   Principal Occupation(s) During Past 5 Years   Director/Trustee    Trustee
====================================================================================================================================
Interested Director/Trustee
====================================================================================================================================
Terry K. Glenn*    P.O. Box 9011  President    1999 to  Chairman, Americas Region since 2001 and           117 Funds        None
                   Princeton, NJ  and          present  Executive Vice President since 1983 of Fund    162 Portfolios
                   08543-9011     Director/    and      Asset Management, L.P. ("FAM") and Merrill
                   Age: 62        Trustee      1997 to  Lynch Investment Managers, L.P. ("MLIM");
                                               present  President of Merrill Lynch Mutual Funds since
                                                        1999; President of FAM Distributors, Inc.
                                                        ("FAMD") since 1986 and Director thereof since
                                                        1991; Executive Vice President and Director of
                                                        Princeton Services, Inc. ("Princeton Services")
                                                        since 1993; President of Princeton
                                                        Administrators, L.P. since 1988; Director
                                                        of Financial Data Services, Inc. since 1985.
                ====================================================================================================================
                *  Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM act as investment adviser. Mr. Glenn is an "interested person," as described in the
                   Investment Company Act, of each Fund based on his positions as Chairman (Americas Region) and Executive Vice
                   President of FAM and MLIM; President of FAMD; Executive Vice President of Princeton Services; and President
                   of Princeton Administrators, L.P. The Director's/Trustee's term is unlimited. Directors/Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund
                   President, Mr. Glenn serves at the pleasure of the Board of Directors/Trustees.
====================================================================================================================================

                                                                                                         Number of         Other
                                 Position(s)                                                          Portfolios in   Directorships
                                    Held       Length                                                  Fund Complex       Held by
                                  with Fund    of Time                                                  Overseen by      Director/
Name               Address & Age    /Trust     Served*  Principal Occupation(s) During Past 5 Years   Director/Trustee    Trustee
====================================================================================================================================
Independent Directors/Trustees
====================================================================================================================================
Donald W. Burton   P.O. Box 9095  Director/    2002 to  General Partner of The Burton Partnership,         23 Funds     ITC Delta-
                   Princeton, NJ  Trustee      present  Limited Partnership since 1979; Managing        34 Portfolios   Com, Inc.;
                   08543-9095                           General Partner of the South Atlantic Venture                   ITC Holding
                   Age: 58                              Fund II and III, Limited Partnerships and                       Company,
                                                        Chairman of South Atlantic Private Equity                       Inc.;
                                                        Fund IV, Limited Partnership since 1983;                        Knology,
                                                        Member of the Investment Advisory Council of                    Inc.; Main-
                                                        the Florida State Board of Administration                       Bancorp,
                                                        since 2001.                                                     N.A.; Pri-
                                                                                                                        Care, Inc.;
                                                                                                                        Symbion,
                                                                                                                        Inc.
====================================================================================================================================
M. Colyer Crum     P.O. Box 9095  Director/    2000 to  James R. Williston Professor of Investment         23 Funds     Cambridge
                   Princeton, NJ  Trustee      present  Management Emeritus, Harvard Business School    34 Portfolios   Bancorp
                   08543-9095                           since 1996.
                   Age: 70
====================================================================================================================================
Laurie Simon       P.O. Box 9095  Director/    2000 to  Professor of Finance and Economics, Graduate       23 Funds        None
Hodrick            Princeton, NJ  Trustee      present  School of Business, Columbia University since   34 Portfolios
                   08543-9095                           1998; Associate Professor of Finance and
                   Age: 40                              Economics, Graduate School of Business,
                                                        Columbia University from 1996 to 1998.
====================================================================================================================================
J. Thomas          P.O. Box 9095  Director/    2000 to  Managing Partner of the Witt Touchton Company      23 Funds     TECO
Touchton           Princeton, NJ  Trustee      present  and its predecessor, The Witt Co., since 1972;  34 Portfolios   Energy, Inc.
                   08543-9095                           Trustee Emeritus of Washington and Lee
                   Age: 64                              University.
====================================================================================================================================
Fred G. Weiss      P.O. Box 9095  Director/    2000 to  Managing Director of FGW Associates since 1997.    23 Funds     Watson
                   Princeton, NJ  Trustee      present                                                  34 Portfolios   Pharma-
                   08543-9095                                                                                           ceuticals,
                   Age: 61                                                                                              Inc.
                ====================================================================================================================
                *  The Director's/Trustee's term is unlimited. Directors/Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
====================================================================================================================================

                                   Position(s)
                                      Held     Length
                                    with Fund  of Time
Name                 Address & Age    /Trust   Served*                Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund/Trust Officers
====================================================================================================================================
Donald C. Burke      P.O. Box 9011  Vice       1997 to  First Vice President of FAM and MLIM since 1997 and Treasurer thereof
                     Princeton, NJ  President  present  since 1999; Senior Vice President and Treasurer of Princeton Services since
                     08543-9011     and        and      1999; Vice President of FAMD since 1999; Director of MLIM Taxation
                     Age: 42        Treasurer  1999 to  since 1990.
                                               present
====================================================================================================================================
Robert C.            P.O. Box 9011  Senior     1999 to  President and Global Chief Investment Officer of MLIM and member of the
Doll, Jr.            Princeton, NJ  Vice       present  Executive Management Committee of ML & Co., Inc. since 2001; Chief
                     08543-9011     President           Investment Officer, Senior Vice President and Co-Head of MLIM Americas
                     Age: 49                            from 1999 to 2001; Chief Investment Officer of Oppenheimer Funds, Inc.
                                                        from 1987 to 1999 and Executive Vice President from 1991 to 1999.
====================================================================================================================================


                                     44 & 45

                           Merrill Lynch Small Cap Index Fund, December 31, 2002

OFFICERS AND DIRECTORS/TRUSTEES (concluded)

                                   Position(s)
                                      Held       Length
                                    with Fund    of Time
Name                 Address & Age    /Trust     Served*               Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund/Trust Officers (concluded)
====================================================================================================================================
Richard Vella        P.O. Box 9011  Senior     1999 to    Senior Portfolio Manager and Head of Global Index and Enhanced Index
                     Princeton, NJ  Vice       present    products for Merrill Lynch Quantitative Advisors since 1999; Managing
                     08543-9011     President             Director and Head of the Global Index and Enhanced Index business at
                     Age: 46                              Bankers Trust from 1984 to 1999.
=====================================================================================================================
Stephen M. Benham    P.O. Box 9011  Secretary  2002 to    Vice President (Legal Advisory) of MLIM since 2000; Associate with
                     Princeton, NJ             present    Kirkpatrick & Lockhart LLP from 1997 to 2000.
                     08543-9011
                     Age: 43
                  ==================================================================================================================
                  *  Officers of the Fund/Trust serve at the pleasure of the Board of Directors/Trustees.
====================================================================================================================================

Further information about the Fund's Officers and Directors/Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.

Custodian

Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, NJ 08536

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

--------------------------------------------------------------------------------
Effective January 1, 2003, J. Thomas Touchton, Director/Trustee of Merrill Lynch Small Cap Index Fund, retired. The Fund's/Trust's Board of Directors/Trustees wishes Mr. Touchton well in his retirement.
--------------------------------------------------------------------------------

[LOGO] Merrill Lynch Investment Managers
                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper          #Index 3--12/02

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 - Disclose annually only (not answered until December 15, 2003)

      (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

      (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

      (e)(2) Disclose the percentage of services described in each of paragraphs
             (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

      (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

      (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

      (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Items 5-6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A.

Item 8 -- Reserved

Item 9(a) - Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A.

 Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for CEO/CFO). Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Small Cap Index Fund

By: /s/ Terry K. Glenn
    ----------------------------------
    Terry K. Glenn,
    President of
    Merrill Lynch Small Cap Index Fund

Date: February 24, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Terry K. Glenn
    ----------------------------------
    Terry K. Glenn,
    President of
    Merrill Lynch Small Cap Index Fund

Date: February 24, 2003

By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke
    Chief Financial Officer of
    Merrill Lynch Small Cap Index Fund

Date: February 24, 2003